united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number:	811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-516-390-5565

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)
Spirit of America Income Fund

Class A Shares (SOAIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2024 through January 31, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$116	1.13%

How did the Fund perform during the reporting period?

For the fiscal year ended December 31, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s success was due to its diversified approach, combining credit-sensitive fixed-income securities with select equity holdings in utilities and energy sectors. These equity exposures provided additional upside, benefiting from the growing demand for electricity driven by artificial intelligence (AI) infrastructure and the stability of energy prices. Despite significant volatility in bond yields throughout the year, the Fund’s active management of duration and credit risk allowed it to capitalize on narrowing credit spreads and opportunities in higher-yielding securities such as corporate bonds. The equity allocation added a layer of growth potential, helping to offset headwinds from market fluctuations.

With its blend of income-focused securities and strategic equity exposure, the Fund remains positioned to deliver competitive returns and consistent cash flows as it adapts to a dynamic economic environment.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spirit of America Income Fund - Class A Shares
Spirit of America Income Fund - Class A Shares - with load
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$13,595
$12,949
$11,432
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Spirit of America Income Fund - Class A Shares	Spirit of America Income Fund - Class A Shares - with load	Bloomberg U.S. Aggregate Bond Index
12/31/14	$10,000	$9,525	$10,000
12/31/15	$9,983	$9,508	$10,055
12/31/16	$10,481	$9,983	$10,321
12/31/17	$11,268	$10,732	$10,687
12/31/18	$11,170	$10,640	$10,688
12/31/19	$12,470	$11,878	$11,620
12/31/20	$13,212	$12,584	$12,492
12/31/21	$13,818	$13,161	$12,299
12/31/22	$12,065	$11,491	$10,699
12/31/23	$12,902	$12,289	$11,291
12/31/24	$13,595	$12,949	$11,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Income Fund - Class A Shares
Without Load	5.37%	1.74%	3.12%
With Load	0.39%	0.75%	2.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Other Sectors
30.7%
Tobacco
8.1%
Life Insurance
7.9%
Local Authority
6.5%
Miscellaneous Tax
6.4%
Electricity And Public Power
5.8%
Midstream - Oil & Gas
5.1%
School District
4.9%
Hospitals
4.7%
Other
4.1%
Banks
3.7%
Higher Education
3.7%
Integrated Electric Utilities
3.3%
Econ & Indust Development
2.4%
P&C Insurance
2.2%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
P&C Insurance	2.2%
Econ & Indust Development	2.4%
Integrated Electric Utilities	3.3%
Higher Education	3.7%
Banks	3.7%
Other	4.1%
Hospitals	4.7%
School District	4.9%
Midstream - Oil & Gas	5.1%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.4%
Local Authority	6.5%
Life Insurance	7.9%
Tobacco	8.1%
Other Sectors	30.7%

Fund Statistics

  Net Assets$63,153,320
  Number of Portfolio Holdings150
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$324,263
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Income Fund - Class A Shares (SOAIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-SOAIX

Spirit of America Income Fund

Class C Shares (SACTX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2024 through January 31, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$193	1.88%

How did the Fund perform during the reporting period?

For the fiscal year ended December 31, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s success was due to its diversified approach, combining credit-sensitive fixed-income securities with select equity holdings in utilities and energy sectors. These equity exposures provided additional upside, benefiting from the growing demand for electricity driven by artificial intelligence (AI) infrastructure and the stability of energy prices. Despite significant volatility in bond yields throughout the year, the Fund’s active management of duration and credit risk allowed it to capitalize on narrowing credit spreads and opportunities in higher-yielding securities such as corporate bonds. The equity allocation added a layer of growth potential, helping to offset headwinds from market fluctuations.

With its blend of income-focused securities and strategic equity exposure, the Fund remains positioned to deliver competitive returns and consistent cash flows as it adapts to a dynamic economic environment.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spirit of America Income Fund - Class C Shares
Spirit of America Income Fund - Class C Shares - with load
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,502
$12,502
$11,166
03/15/16
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Spirit of America Income Fund - Class C Shares	Spirit of America Income Fund - Class C Shares - with load	Bloomberg U.S. Aggregate Bond Index
03/15/16	$10,000	$10,000	$10,000
12/31/16	$10,243	$10,243	$10,081
12/31/17	$10,936	$10,936	$10,438
12/31/18	$10,751	$10,751	$10,439
12/31/19	$11,912	$11,912	$11,349
12/31/20	$12,529	$12,529	$12,201
12/31/21	$12,995	$12,995	$12,013
12/31/22	$11,262	$11,262	$10,450
12/31/23	$11,966	$11,966	$11,028
12/31/24	$12,502	$12,502	$11,166

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Income Fund - Class C Shares
Without Load	4.48%	0.97%	2.57%
With Load	3.48%	0.97%	2.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
P&C Insurance	2.2%
Econ & Indust Development	2.4%
Integrated Electric Utilities	3.3%
Higher Education	3.7%
Banks	3.7%
Other	4.1%
Hospitals	4.7%
School District	4.9%
Midstream - Oil & Gas	5.1%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.4%
Local Authority	6.5%
Life Insurance	7.9%
Tobacco	8.1%
Other Sectors	30.7%

Fund Statistics

  Net Assets$63,153,320
  Number of Portfolio Holdings150
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$324,263
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Income Fund - Class C Shares (SACTX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-SACTX

Spirit of America Income Fund

Institutional Shares (SOITX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.88%

How did the Fund perform during the reporting period?

For the fiscal year ended December 31, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s success was due to its diversified approach, combining credit-sensitive fixed-income securities with select equity holdings in utilities and energy sectors. These equity exposures provided additional upside, benefiting from the growing demand for electricity driven by artificial intelligence (AI) infrastructure and the stability of energy prices. Despite significant volatility in bond yields throughout the year, the Fund’s active management of duration and credit risk allowed it to capitalize on narrowing credit spreads and opportunities in higher-yielding securities such as corporate bonds. The equity allocation added a layer of growth potential, helping to offset headwinds from market fluctuations.

With its blend of income-focused securities and strategic equity exposure, the Fund remains positioned to deliver competitive returns and consistent cash flows as it adapts to a dynamic economic environment.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Spirit of America Income Fund - Institutional Shares
Bloomberg U.S. Aggregate Bond Index
$125,000
$100,000
$75,000
$50,000
$25,000
$0
$114,110
$93,824
05/01/20
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Spirit of America Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index
05/01/20	$100,000	$100,000
12/31/20	$109,894	$102,524
12/31/21	$115,207	$100,943
12/31/22	$100,796	$87,810
12/31/23	$108,150	$92,665
12/31/24	$114,110	$93,824

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2020)
Spirit of America Income Fund - Institutional Shares	5.51%	2.87%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
P&C Insurance	2.2%
Econ & Indust Development	2.4%
Integrated Electric Utilities	3.3%
Higher Education	3.7%
Banks	3.7%
Other	4.1%
Hospitals	4.7%
School District	4.9%
Midstream - Oil & Gas	5.1%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.4%
Local Authority	6.5%
Life Insurance	7.9%
Tobacco	8.1%
Other Sectors	30.7%

Fund Statistics

  Net Assets$63,153,320
  Number of Portfolio Holdings150
  Advisory Fee (net of waivers)$324,262
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Income Fund - Institutional Shares (SOITX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-SOITX

Spirit of America Large Cap Value Fund

Class A Shares (SOAVX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$177	1.52%

How did the Fund perform during the reporting period?

The Fund delivered an impressive return in 2024, significantly outperforming the S&P 500 Index. The Fund’s strong performance was driven by strategic allocations to high-performing sectors, including technology, financials, and industrials, which benefited from a historic bull market. The S&P 500 reached record highs, surpassing 6,000 for the first time, with technology leading the market.

A key contributor to the Fund’s success was its exposure to companies capitalizing on the rapid expansion of artificial intelligence (AI) and data center infrastructure, which fueled substantial gains in the technology sector. Financial stocks also supported the Fund’s returns, benefiting from falling interest rates that enhanced profitability across the banking sector. Industrials rounded out the Fund’s top-performing sectors, leveraging record corporate earnings and continued government support for infrastructure projects.

As the market enters 2025, the Fund remains positioned to capitalize on trends driving growth in AI, industrial expansion, and consumer spending. With disciplined management and a focus on sectors with long-term growth potential, the Fund aims to continue delivering exceptional results to our shareholders.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spirit of America Large Cap Value Fund - Class A Shares
Spirit of America Large Cap Value Fund - Class A Shares - with load
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$31,127
$29,488
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Spirit of America Large Cap Value Fund - Class A Shares	Spirit of America Large Cap Value Fund - Class A Shares - with load	S&P 500® Index
12/31/14	$10,000	$9,473	$10,000
12/31/15	$9,717	$9,205	$10,138
12/31/16	$10,542	$9,987	$11,351
12/31/17	$12,674	$12,006	$13,829
12/31/18	$11,676	$11,061	$13,223
12/31/19	$15,125	$14,328	$17,386
12/31/20	$17,468	$16,547	$20,585
12/31/21	$22,581	$21,391	$26,494
12/31/22	$18,583	$17,604	$21,696
12/31/23	$23,354	$22,123	$27,399
12/31/24	$31,127	$29,488	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Large Cap Value Fund - Class A Shares
Without Load	33.29%	15.53%	12.02%
With Load	26.29%	14.29%	11.42%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
38.3%
Financials
8.8%
Consumer Staples
8.6%
Industrials
8.1%
Health Care
8.0%
Consumer Discretionary
7.9%
Communications
7.5%
Energy
7.0%
Utilities
3.1%
Real Estate Investment Trusts (REITs)
2.0%
Materials
1.2%
Liabilities in Excess of Other Assets
-0.5%

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Materials	1.2%
Real Estate Investment Trusts (REITs)	2.0%
Utilities	3.1%
Energy	7.0%
Communications	7.5%
Consumer Discretionary	7.9%
Health Care	8.0%
Industrials	8.1%
Consumer Staples	8.6%
Financials	8.8%
Technology	38.3%

Fund Statistics

  Net Assets$190,506,521
  Number of Portfolio Holdings166
  Advisory Fee $1,753,555
  Portfolio Turnover7%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Large Cap Value Fund - Class A Shares (SOAVX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-SOAVX

Spirit of America Large Cap Value Fund

Class C Shares (SACVX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$258	2.22%

How did the Fund perform during the reporting period?

The Fund delivered an impressive return in 2024, significantly outperforming the S&P 500 Index. The Fund’s strong performance was driven by strategic allocations to high-performing sectors, including technology, financials, and industrials, which benefited from a historic bull market. The S&P 500 reached record highs, surpassing 6,000 for the first time, with technology leading the market.

A key contributor to the Fund’s success was its exposure to companies capitalizing on the rapid expansion of artificial intelligence (AI) and data center infrastructure, which fueled substantial gains in the technology sector. Financial stocks also supported the Fund’s returns, benefiting from falling interest rates that enhanced profitability across the banking sector. Industrials rounded out the Fund’s top-performing sectors, leveraging record corporate earnings and continued government support for infrastructure projects.

As the market enters 2025, the Fund remains positioned to capitalize on trends driving growth in AI, industrial expansion, and consumer spending. With disciplined management and a focus on sectors with long-term growth potential, the Fund aims to continue delivering exceptional results to our shareholders.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spirit of America Large Cap Value Fund - Class C Shares
Spirit of America Large Cap Value Fund - Class C Shares - with load
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
03/15/16
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
$34,081
$30,610
$30,610

	Spirit of America Large Cap Value Fund - Class C Shares	Spirit of America Large Cap Value Fund - Class C Shares - with load	S&P 500® Index
03/15/16	$10,000	$10,000	$10,000
12/31/16	$10,965	$10,965	$11,293
12/31/17	$13,089	$13,089	$13,759
12/31/18	$11,976	$11,976	$13,156
12/31/19	$15,401	$15,401	$17,298
12/31/20	$17,665	$17,665	$20,481
12/31/21	$22,676	$22,676	$26,360
12/31/22	$18,529	$18,529	$21,586
12/31/23	$23,125	$23,125	$27,260
12/31/24	$30,610	$30,610	$34,081

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Large Cap Value Fund - Class C Shares
Without Load	32.37%	14.73%	13.56%
With Load	31.37%	14.73%	13.56%
S&P 500® Index	25.02%	14.53%	14.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Materials	1.2%
Real Estate Investment Trusts (REITs)	2.0%
Utilities	3.1%
Energy	7.0%
Communications	7.5%
Consumer Discretionary	7.9%
Health Care	8.0%
Industrials	8.1%
Consumer Staples	8.6%
Financials	8.8%
Technology	38.3%

Fund Statistics

  Net Assets$190,506,521
  Number of Portfolio Holdings166
  Advisory Fee $1,753,555
  Portfolio Turnover7%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Large Cap Value Fund - Class C Shares (SACVX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-SACVX

Spirit of America Large Cap Value Fund

Institutional Shares (SOIVX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$142	1.22%

How did the Fund perform during the reporting period?

The Fund delivered an impressive return in 2024, significantly outperforming the S&P 500 Index. The Fund’s strong performance was driven by strategic allocations to high-performing sectors, including technology, financials, and industrials, which benefited from a historic bull market. The S&P 500 reached record highs, surpassing 6,000 for the first time, with technology leading the market.

A key contributor to the Fund’s success was its exposure to companies capitalizing on the rapid expansion of artificial intelligence (AI) and data center infrastructure, which fueled substantial gains in the technology sector. Financial stocks also supported the Fund’s returns, benefiting from falling interest rates that enhanced profitability across the banking sector. Industrials rounded out the Fund’s top-performing sectors, leveraging record corporate earnings and continued government support for infrastructure projects.

As the market enters 2025, the Fund remains positioned to capitalize on trends driving growth in AI, industrial expansion, and consumer spending. With disciplined management and a focus on sectors with long-term growth potential, the Fund aims to continue delivering exceptional results to our shareholders.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Spirit of America Large Cap Value Fund - Institutional Shares
S&P 500® Index
$250,000
$200,000
$150,000
$100,000
$50,000
$0
$240,355
$223,445
05/01/20
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Spirit of America Large Cap Value Fund - Institutional Shares	S&P 500® Index
05/01/20	$100,000	$100,000
12/31/20	$133,282	$134,279
12/31/21	$172,792	$172,824
12/31/22	$142,587	$141,524
12/31/23	$179,733	$178,728
12/31/24	$240,355	$223,445

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2020)
Spirit of America Large Cap Value Fund - Institutional Shares	33.73%	20.66%
S&P 500® Index	25.02%	18.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Materials	1.2%
Real Estate Investment Trusts (REITs)	2.0%
Utilities	3.1%
Energy	7.0%
Communications	7.5%
Consumer Discretionary	7.9%
Health Care	8.0%
Industrials	8.1%
Consumer Staples	8.6%
Financials	8.8%
Technology	38.3%

Fund Statistics

  Net Assets$190,506,521
  Number of Portfolio Holdings166
  Advisory Fee $1,753,555
  Portfolio Turnover7%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Large Cap Value Fund - Institutional Shares (SOIVX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-SOIVX

Spirit of America Municipal Tax Free Bond Fund

Class A Shares (SOAMX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$92	0.92%

How did the Fund perform during the reporting period?

For the fiscal year ended December 31, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal Bond Index. The Fund’s performance was supported by strategic allocations to higher-yielding revenue bonds and essential service sectors, such as water and utilities, which provided stability and consistent income during a year of significant bond market volatility.

While the Federal Reserve’s decision to cut interest rates eased some pressure on fixed-income markets, broader economic uncertainties and fluctuating bond yields created challenges. The Fund’s focus on high-quality issuers and active duration management enabled it to navigate this environment effectively, ensuring stable income generation for shareholders. Moving forward, the fund remains well-positioned to capitalize on resilient state and local fiscal conditions and ongoing demand for infrastructure investments.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Spirit of America Municipal Tax Free Bond Fund - Class A Shares - with load
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,494
$11,654
$11,100
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Spirit of America Municipal Tax Free Bond Fund - Class A Shares	Spirit of America Municipal Tax Free Bond Fund - Class A Shares - with load	Bloomberg Municipal Bond Index
12/31/14	$10,000	$9,525	$10,000
12/31/15	$10,301	$9,811	$10,330
12/31/16	$10,367	$9,874	$10,356
12/31/17	$10,860	$10,344	$10,920
12/31/18	$10,964	$10,443	$11,060
12/31/19	$11,519	$10,972	$11,893
12/31/20	$11,929	$11,363	$12,513
12/31/21	$12,035	$11,463	$12,703
12/31/22	$10,968	$10,446	$11,620
12/31/23	$11,458	$10,914	$12,364
12/31/24	$11,654	$11,100	$12,494

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Without Load	1.71%	0.23%	1.54%
With Load	-3.12%	-0.74%	1.05%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Lease
17.2%
Transportation
15.0%
Housing
14.6%
Utilities
13.8%
Education
12.9%
Special Tax
6.6%
Health Care
6.2%
Local
6.1%
State
4.8%
Money Market Funds
1.0%
Idr & Pcr
0.8%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Idr & Pcr	0.8%
Money Market Funds	1.0%
State	4.8%
Local	6.1%
Health Care	6.2%
Special Tax	6.6%
Education	12.9%
Utilities	13.8%
Housing	14.6%
Transportation	15.0%
Lease	17.2%

Fund Statistics

  Net Assets$30,355,202
  Number of Portfolio Holdings133
  Advisory Fee (net of waivers)$58,173
  Portfolio Turnover4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Municipal Tax Free Bond Fund - Class A Shares (SOAMX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-SOAMX

Spirit of America Municipal Tax Free Bond Fund

Class C Shares (SACFX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$178	1.77%

How did the Fund perform during the reporting period?

For the fiscal year ended December 31, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal Bond Index. The Fund’s performance was supported by strategic allocations to higher-yielding revenue bonds and essential service sectors, such as water and utilities, which provided stability and consistent income during a year of significant bond market volatility.

While the Federal Reserve’s decision to cut interest rates eased some pressure on fixed-income markets, broader economic uncertainties and fluctuating bond yields created challenges. The Fund’s focus on high-quality issuers and active duration management enabled it to navigate this environment effectively, ensuring stable income generation for shareholders. Moving forward, the fund remains well-positioned to capitalize on resilient state and local fiscal conditions and ongoing demand for infrastructure investments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Spirit of America Municipal Tax Free Bond Fund - Class C Shares - with load
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$11,979
$10,380
$10,380
03/15/16
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Spirit of America Municipal Tax Free Bond Fund - Class C Shares	Spirit of America Municipal Tax Free Bond Fund - Class C Shares - with load	Bloomberg Municipal Bond Index
03/15/16	$10,000	$10,000	$10,000
12/31/16	$9,881	$9,881	$9,929
12/31/17	$10,263	$10,263	$10,470
12/31/18	$10,263	$10,263	$10,604
12/31/19	$10,704	$10,704	$11,403
12/31/20	$10,993	$10,993	$11,997
12/31/21	$10,996	$10,996	$12,179
12/31/22	$9,934	$9,934	$11,141
12/31/23	$10,281	$10,281	$11,854
12/31/24	$10,380	$10,380	$11,979

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Without Load	0.97%	-0.61%	0.43%
With Load	-0.02%	-0.61%	0.43%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Idr & Pcr	0.8%
Money Market Funds	1.0%
State	4.8%
Local	6.1%
Health Care	6.2%
Special Tax	6.6%
Education	12.9%
Utilities	13.8%
Housing	14.6%
Transportation	15.0%
Lease	17.2%

Fund Statistics

  Net Assets$30,355,202
  Number of Portfolio Holdings133
  Advisory Fee (net of waivers)$58,173
  Portfolio Turnover4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Municipal Tax Free Bond Fund - Class C Shares (SACFX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-SACFX

Spirit of America Municipal Tax Free Bond Fund

Institutional Shares (SOIMX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.77%

How did the Fund perform during the reporting period?

For the fiscal year ended December 31, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal Bond Index. The Fund’s performance was supported by strategic allocations to higher-yielding revenue bonds and essential service sectors, such as water and utilities, which provided stability and consistent income during a year of significant bond market volatility.

While the Federal Reserve’s decision to cut interest rates eased some pressure on fixed-income markets, broader economic uncertainties and fluctuating bond yields created challenges. The Fund’s focus on high-quality issuers and active duration management enabled it to navigate this environment effectively, ensuring stable income generation for shareholders. Moving forward, the fund remains well-positioned to capitalize on resilient state and local fiscal conditions and ongoing demand for infrastructure investments.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Spirit of America Municipal Tax Free Bond Fund - Institutional Shares
Bloomberg Municipal Bond Index
$125,000
$100,000
$75,000
$50,000
$25,000
$0
$106,706
$102,574
05/01/20
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Spirit of America Municipal Tax Free Bond Fund - Institutional Shares	Bloomberg Municipal Bond Index
05/01/20	$100,000	$100,000
12/31/20	$104,367	$106,869
12/31/21	$105,446	$108,491
12/31/22	$96,224	$99,240
12/31/23	$100,693	$105,593
12/31/24	$102,574	$106,706

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2020)
Spirit of America Municipal Tax Free Bond Fund - Institutional Shares	1.87%	0.55%
Bloomberg Municipal Bond Index	1.05%	1.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Idr & Pcr	0.8%
Money Market Funds	1.0%
State	4.8%
Local	6.1%
Health Care	6.2%
Special Tax	6.6%
Education	12.9%
Utilities	13.8%
Housing	14.6%
Transportation	15.0%
Lease	17.2%

Fund Statistics

  Net Assets$30,355,202
  Number of Portfolio Holdings133
  Advisory Fee (net of waivers)$58,173
  Portfolio Turnover4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Municipal Tax Free Bond Fund - Institutional Shares (SOIMX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-SOIMX

Spirit of America Real Estate Income and Growth Fund

Class A Shares (SOAAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$166	1.60%

How did the Fund perform during the reporting period?

The Fund’s performance in 2024 was fueled by strategic allocations to high-demand property segments, including data centers and senior care facilities, which benefited from structural shifts in the economy. Data centers saw robust demand as the expansion of artificial intelligence infrastructure required significant server capacity, while senior care facilities benefited from demographic trends and increased investor interest in healthcare-related real estate.

Despite these successes, the Fund faced headwinds from its exposure to homebuilders, which underperformed in 2024. The combination of slower home sales and rising construction costs weighed on the performance of this segment. However, these losses were mitigated by gains in logistics properties and resilient rental income from diversified residential holdings. With active management and a focus on well-positioned properties, the Fund delivered consistent returns despite challenges in specific areas.

Looking ahead, the Fund is poised to benefit from continued demand for data centers and healthcare-focused properties, while maintaining a cautious approach toward sectors facing macroeconomic pressures.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spirit of America Real Estate Income and Growth Fund - Class A Shares
Spirit of America Real Estate Income and Growth Fund - Class A Shares - with load
S&P 500® Index
MSCI US REIT Index
$40,000
$30,000
$20,000
$10,000
$0
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
$34,254
$17,346
$14,998
$14,207

	Spirit of America Real Estate Income and Growth Fund - Class A Shares	Spirit of America Real Estate Income and Growth Fund - Class A Shares - with load	S&P 500® Index	MSCI US REIT Index
12/31/14	$10,000	$9,473	$10,000	$10,000
12/31/15	$9,812	$9,295	$10,138	$10,252
12/31/16	$10,368	$9,821	$11,351	$11,134
12/31/17	$11,072	$10,488	$13,829	$11,699
12/31/18	$10,314	$9,770	$13,223	$11,164
12/31/19	$13,208	$12,511	$17,386	$14,049
12/31/20	$12,530	$11,869	$20,585	$12,985
12/31/21	$17,797	$16,858	$26,494	$18,576
12/31/22	$12,731	$12,060	$21,696	$14,023
12/31/23	$13,945	$13,210	$27,399	$15,950
12/31/24	$14,998	$14,207	$34,254	$17,346

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Real Estate Income and Growth Fund - Class A Shares
Without Load	7.55%	2.58%	4.14%
With Load	1.86%	1.48%	3.57%
MSCI US REIT Index	8.74%	4.31%	5.66%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
96.0%
Consumer Discretionary
1.5%
Energy
1.1%
Communications
0.5%
Industrials
0.5%
Financials
0.2%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	0.2%
Industrials	0.5%
Communications	0.5%
Energy	1.1%
Consumer Discretionary	1.5%
Real Estate	96.0%

Fund Statistics

  Net Assets$72,612,242
  Number of Portfolio Holdings103
  Advisory Fee $711,425
  Portfolio Turnover8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Real Estate Income and Growth Fund - Class A Shares (SOAAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Spirit of America Real Estate Income and Growth Fund

Class C Shares (SACRX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$238	2.30%

How did the Fund perform during the reporting period?

The Fund’s performance in 2024 was fueled by strategic allocations to high-demand property segments, including data centers and senior care facilities, which benefited from structural shifts in the economy. Data centers saw robust demand as the expansion of artificial intelligence infrastructure required significant server capacity, while senior care facilities benefited from demographic trends and increased investor interest in healthcare-related real estate.

Despite these successes, the Fund faced headwinds from its exposure to homebuilders, which underperformed in 2024. The combination of slower home sales and rising construction costs weighed on the performance of this segment. However, these losses were mitigated by gains in logistics properties and resilient rental income from diversified residential holdings. With active management and a focus on well-positioned properties, the Fund delivered consistent returns despite challenges in specific areas.

Looking ahead, the Fund is poised to benefit from continued demand for data centers and healthcare-focused properties, while maintaining a cautious approach toward sectors facing macroeconomic pressures.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spirit of America Real Estate Income and Growth Fund - Class C Shares
Spirit of America Real Estate Income and Growth Fund - Class C Shares - with load
S&P 500® Index
MSCI US REIT Index
$40,000
$30,000
$20,000
$10,000
$0
$34,081
$16,604
$14,459
$14,459
03/15/16
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Spirit of America Real Estate Income and Growth Fund - Class C Shares	Spirit of America Real Estate Income and Growth Fund - Class C Shares - with load	S&P 500® Index	MSCI US REIT Index
03/15/16	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,569	$10,569	$11,293	$10,658
12/31/17	$11,214	$11,214	$13,759	$11,199
12/31/18	$10,380	$10,380	$13,156	$10,687
12/31/19	$13,198	$13,198	$17,298	$13,448
12/31/20	$12,426	$12,426	$20,481	$12,429
12/31/21	$17,529	$17,529	$26,360	$17,782
12/31/22	$12,448	$12,448	$21,586	$13,423
12/31/23	$13,538	$13,538	$27,260	$15,268
12/31/24	$14,459	$14,459	$34,081	$16,604

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Real Estate Income and Growth Fund - Class C Shares
Without Load	6.81%	1.84%	4.28%
With Load	5.83%	1.84%	4.28%
MSCI US REIT Index	8.74%	4.31%	5.93%
S&P 500® Index	25.02%	14.53%	14.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	0.2%
Industrials	0.5%
Communications	0.5%
Energy	1.1%
Consumer Discretionary	1.5%
Real Estate	96.0%

Fund Statistics

  Net Assets$72,612,242
  Number of Portfolio Holdings103
  Advisory Fee $711,425
  Portfolio Turnover8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Real Estate Income and Growth Fund - Class C Shares (SACRX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Spirit of America Real Estate Income and Growth Fund

Institutional Shares (SOIAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$136	1.30%

How did the Fund perform during the reporting period?

The Fund’s performance in 2024 was fueled by strategic allocations to high-demand property segments, including data centers and senior care facilities, which benefited from structural shifts in the economy. Data centers saw robust demand as the expansion of artificial intelligence infrastructure required significant server capacity, while senior care facilities benefited from demographic trends and increased investor interest in healthcare-related real estate.

Despite these successes, the Fund faced headwinds from its exposure to homebuilders, which underperformed in 2024. The combination of slower home sales and rising construction costs weighed on the performance of this segment. However, these losses were mitigated by gains in logistics properties and resilient rental income from diversified residential holdings. With active management and a focus on well-positioned properties, the Fund delivered consistent returns despite challenges in specific areas.

Looking ahead, the Fund is poised to benefit from continued demand for data centers and healthcare-focused properties, while maintaining a cautious approach toward sectors facing macroeconomic pressures.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Spirit of America Real Estate Income and Growth Fund - Institutional Shares
MSCI US REIT Index
S&P 500® Index
$225,000
$180,000
$135,000
$90,000
$45,000
$0
$223,445
$162,010
$139,889
05/01/20
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Spirit of America Real Estate Income and Growth Fund - Institutional Shares	MSCI US REIT Index	S&P 500® Index
05/01/20	$100,000	$100,000	$100,000
12/31/20	$115,516	$121,275	$134,279
12/31/21	$164,485	$173,501	$172,824
12/31/22	$118,004	$130,973	$141,524
12/31/23	$129,535	$148,973	$178,728
12/31/24	$139,889	$162,010	$223,445

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2020)
Spirit of America Real Estate Income and Growth Fund - Institutional Shares	7.99%	7.46%
MSCI US REIT Index	8.74%	10.89%
S&P 500® Index	25.02%	18.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	0.2%
Industrials	0.5%
Communications	0.5%
Energy	1.1%
Consumer Discretionary	1.5%
Real Estate	96.0%

Fund Statistics

  Net Assets$72,612,242
  Number of Portfolio Holdings103
  Advisory Fee $711,425
  Portfolio Turnover8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Real Estate Income and Growth Fund - Institutional Shares (SOIAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Spirit of America Utilities Fund

Class A Shares (SOAUX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$171	1.53%

How did the Fund perform during the reporting period?

The Fund delivered a strong return in 2024. The Fund’s success was fueled by surging demand for electricity to power the rapid expansion of artificial intelligence (AI) technologies and data centers. As AI adoption accelerated globally, utilities played a critical role in meeting the massive energy requirements of data-intensive operations. Investments in nuclear power assets were particularly impactful, as nuclear energy gained prominence as a clean and reliable power source amid heightened focus on decarbonization.

With growing energy demand driven by AI development, electrification trends, and increased reliance on renewable and nuclear energy, the Fund is well-positioned to continue delivering value in 2025. Its active management approach ensures a focus on companies that lead in innovation and operational efficiency.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spirit of America Utilities Fund - Class A Shares
Spirit of America Utilities Fund - Class A Shares - with load
S&P 500® Index
S&P 500 Utilities Sector Index
$15,000
$10,000
$5,000
$0
$14,855
$11,762
$11,703
$11,086
01/31/23
12/31/23
12/31/24

	Spirit of America Utilities Fund - Class A Shares	Spirit of America Utilities Fund - Class A Shares - with load	S&P 500® Index	S&P 500 Utilities Sector Index
01/31/23	$10,000	$9,425	$10,000	$10,000
12/31/23	$9,584	$9,033	$11,882	$9,481
12/31/24	$11,762	$11,086	$14,855	$11,703

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Class A Shares
Without Load	22.72%	8.84%
With Load	15.65%	5.53%
S&P 500 Utilities Sector Index	23.42%	8.56%
S&P 500® Index	25.02%	22.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Utilities
94.2%
Money Market Funds
3.3%
Industrials
1.4%
Energy
1.1%

Value	Value
Energy	1.1%
Industrials	1.4%
Money Market Funds	3.3%
Utilities	94.2%

Fund Statistics

  Net Assets$27,019,629
  Number of Portfolio Holdings47
  Advisory Fee (net of waivers)$115,745
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Utilities Fund - Class A Shares (SOAUX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Spirit of America Utilities Fund

Class C Shares (SOCUX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$253	2.28%

How did the Fund perform during the reporting period?

The Fund delivered a strong return in 2024. The Fund’s success was fueled by surging demand for electricity to power the rapid expansion of artificial intelligence (AI) technologies and data centers. As AI adoption accelerated globally, utilities played a critical role in meeting the massive energy requirements of data-intensive operations. Investments in nuclear power assets were particularly impactful, as nuclear energy gained prominence as a clean and reliable power source amid heightened focus on decarbonization.

With growing energy demand driven by AI development, electrification trends, and increased reliance on renewable and nuclear energy, the Fund is well-positioned to continue delivering value in 2025. Its active management approach ensures a focus on companies that lead in innovation and operational efficiency.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spirit of America Utilities Fund - Class C Shares
Spirit of America Utilities Fund - Class C Shares - with load
S&P 500® Index
S&P 500 Utilities Sector Index
$15,000
$10,000
$5,000
$0
$14,855
$11,703
$11,587
$11,587
01/31/23
12/31/23
12/31/24

	Spirit of America Utilities Fund - Class C Shares	Spirit of America Utilities Fund - Class C Shares - with load	S&P 500® Index	S&P 500 Utilities Sector Index
01/31/23	$10,000	$10,000	$10,000	$10,000
12/31/23	$9,515	$9,515	$11,882	$9,481
12/31/24	$11,587	$11,587	$14,855	$11,703

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Class C Shares
Without Load	21.78%	7.99%
With Load	20.78%	7.99%
S&P 500 Utilities Sector Index	23.42%	8.56%
S&P 500® Index	25.02%	22.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Energy	1.1%
Industrials	1.4%
Money Market Funds	3.3%
Utilities	94.2%

Fund Statistics

  Net Assets$27,019,629
  Number of Portfolio Holdings47
  Advisory Fee (net of waivers)$115,745
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Utilities Fund - Class C Shares (SOCUX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Spirit of America Utilities Fund

Institutional Shares (SOIUX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2024 through December 31, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$143	1.28%

How did the Fund perform during the reporting period?

The Fund delivered a strong return in 2024. The Fund’s success was fueled by surging demand for electricity to power the rapid expansion of artificial intelligence (AI) technologies and data centers. As AI adoption accelerated globally, utilities played a critical role in meeting the massive energy requirements of data-intensive operations. Investments in nuclear power assets were particularly impactful, as nuclear energy gained prominence as a clean and reliable power source amid heightened focus on decarbonization.

With growing energy demand driven by AI development, electrification trends, and increased reliance on renewable and nuclear energy, the Fund is well-positioned to continue delivering value in 2025. Its active management approach ensures a focus on companies that lead in innovation and operational efficiency.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Spirit of America Utilities Fund - Institutional Shares
S&P 500 Utilities Sector Index
S&P 500® Index
$150,000
$120,000
$90,000
$60,000
$30,000
$0
$148,550
$118,126
$117,029
01/31/23
12/31/23
12/31/24

	Spirit of America Utilities Fund - Institutional Shares	S&P 500 Utilities Sector Index	S&P 500® Index
01/31/23	$100,000	$100,000	$100,000
12/31/23	$96,001	$94,814	$118,822
12/31/24	$118,126	$117,029	$148,550

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Institutional Shares	23.05%	9.09%
S&P 500 Utilities Sector Index	23.42%	8.56%
S&P 500® Index	25.02%	22.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Energy	1.1%
Industrials	1.4%
Money Market Funds	3.3%
Utilities	94.2%

Fund Statistics

  Net Assets$27,019,629
  Number of Portfolio Holdings47
  Advisory Fee (net of waivers)$115,745
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Spirit of America Utilities Fund - Institutional Shares (SOIUX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 19(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2)	John Desmond. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2024: $102,500
Fiscal year ended 2023: $100,500

(b)	Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2024: $0
Fiscal year ended 2023: $0

Fees for 2024 and 2023 related to the agreed-upon review of items within the Management’s Discussion of Fund Performance sections of the Funds’ Form N-CSR filing. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)	Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2024: $18,500
Fiscal year ended 2023: $18,500

Fees for 2024 and 2023 related to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)	All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2024: $0
Fiscal year ended 2023: $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X

Pre-Approval of Audit and Permitted Non-Audit Services Provided to the Company

Pre-Approval Requirements. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees therefor. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.

De Minimis Exception to Pre-Approval: Pre-approval for a permitted non-audit service shall not be required if:

a.	the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Auditor in the fiscal year in which the non-audit services are provided;

b.	such services were not recognized by the Company at the time of the engagement to be non-audit services; and

c.	such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

Additionally, the Committee shall pre-approve the Auditor’s engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended November 30, 2024 and November 30, 2023 are $0 and $0, respectively

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The audit committee consists of John Desmond, Allen Kaufman and Stanley S. Thune.

Item 6. Investments.

(a)	Not applicable.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
December 31, 2024

Spirit of America Real Estate Income and Growth Fund

Spirit of America Large Cap Value Fund

Spirit of America Municipal Tax Free Bond Fund

Spirit of America Income Fund

Spirit of America Utilities Fund

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | DECEMBER 31, 2024

	Shares	Market Value

Common Stocks 97.19%

Communications 0.48%
DigitalBridge Group, Inc.	31,000	$349,680

Consumer Discretionary 1.48%
Amazon.com, Inc.(a)	4,250	932,407
D.R. Horton, Inc.	1,000	139,820
		1,072,227
Data Center REITs 14.08%
Digital Realty Trust, Inc.	25,181	4,465,347
Equinix, Inc.	6,110	5,761,058
		10,226,405
Energy 1.13%
Cheniere Energy Partners LP	1,613	85,683
Energy Transfer LP	18,000	352,620
Enterprise Products Partners LP	6,000	188,160
MPLX LP	4,000	191,440
		817,903
Financials 0.21%
Blackstone Group, Inc. (The), Class A	500	86,210
KKR & Co. LP	450	66,559
		152,769
Gaming REITs 5.27%
Gaming and Leisure Properties, Inc.	28,885	1,391,102
VICI Properties, Inc.	83,297	2,433,105
		3,824,207
Health Care REITs 9.73%
CareTrust REIT, Inc.	5,000	135,250
Global Medical REIT, Inc.	15,000	115,800
Healthcare Realty Trust, Inc.	8,000	135,600
Healthpeak Properties, Inc.	16,869	341,935
Omega Healthcare Investors, Inc.	32,500	1,230,125
Ventas, Inc.	11,450	674,290
Welltower, Inc.	35,175	4,433,105
		7,066,105
Homebuilding 0.38%
Lennar Corp., Class A	925	126,143
Toll Brothers, Inc.	1,175	147,991
		274,134
Hotel REITs 1.74%
Apple Hospitality REIT, Inc.	14,860	228,101
Host Hotels & Resorts, Inc.	39,900	699,048
Park Hotels & Resorts, Inc.	9,250	130,147
Summit Hotel Properties, Inc.	6,000	41,100
Sunstone Hotel Investors, Inc.	13,700	162,208
		1,260,604

See accompanying notes which are an integral part of these financial statements.

1

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Shares	Market Value

Industrial REITs 10.25%
Lineage, Inc.(a)	2,100	$122,997
Plymouth Industrial REIT Inc.	1,500	26,700
Prologis, Inc.	28,001	2,959,706
Rexford Industrial Realty, Inc.	13,500	521,910
STAG Industrial, Inc.	42,950	1,452,569
Terreno Realty Corp.	39,900	2,359,686
		7,443,568
Industrials 0.48%
Vertiv Holdings Co.	3,050	346,511

Infrastructure REITs 0.75%
American Tower Corp., Class A	1,720	315,465
Crown Castle International Corp.	2,540	230,531
		545,996
Midstream - Oil & Gas 0.12%
Plains All American Pipeline LP	2,000	34,160
Plains GP Holdings LP, Class A(a)	3,000	55,140
		89,300
Mortgage Finance 0.27%
Blackstone Mortgage Trust, Inc., Class A	4,200	73,122
Starwood Property Trust, Inc.	6,500	123,175
		196,297
Multi Asset Class REITs 0.81%
Lexington Realty Trust	2,700	21,924
One Liberty Properties, Inc.	2,500	68,100
WP Carey, Inc.	9,200	501,216
		591,240
Office REITs 2.13%
Alexandria Real Estate Equities, Inc.	4,850	473,118
Boston Properties, Inc.	6,415	477,019
COPT Defense Properties	5,000	154,750
Cousins Properties, Inc.	6,500	199,160
Empire State Realty Trust, Inc., Class A	1,000	10,320
Kilroy Realty Corp.	4,265	172,519
Net Lease Office Properties	1,872	58,425
		1,545,311
Residential REITs 21.88%
American Homes 4 Rent, Class A	36,300	1,358,346
AvalonBay Communities, Inc.	15,190	3,341,344
Camden Property Trust	9,800	1,137,192
Equity LifeStyle Properties, Inc.	18,550	1,235,430
Equity Residential	32,415	2,326,100
Essex Property Trust, Inc.	7,236	2,065,444
Invitation Homes, Inc.	6,000	191,820
Mid-America Apartment Communities, Inc.	7,272	1,124,033
Sun Communities, Inc.	9,150	1,125,176
UDR, Inc.	45,600	1,979,496
		15,884,381

See accompanying notes which are an integral part of these financial statements.

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Shares	Market Value

Retail REITs 12.92%
Agree Realty Corp.	8,100	$570,645
Brixmor Property Group, Inc.	41,475	1,154,664
Federal Realty Investment Trust	9,700	1,085,915
Four Corners Property Trust, Inc.	5,000	135,700
Getty Realty Corp.	1,000	30,130
Kimco Realty Corp.	25,569	599,082
National Retail Properties, Inc.	17,750	725,087
Realty Income Corp.	25,985	1,387,859
Regency Centers Corp.	13,400	990,662
Simon Property Group, Inc.	13,500	2,324,835
Tanger Factory Outlet Centers, Inc.	11,000	375,430
		9,380,009
Self-Storage REITs 7.46%
CubeSmart	19,450	833,433
Extra Space Storage, Inc.	13,080	1,956,768
Public Storage	8,775	2,627,586
		5,417,787
Specialty REITs 5.42%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	717	19,237
Iron Mountain, Inc.	36,900	3,878,559
Postal Realty Trust, Inc.	3,000	39,150
		3,936,946
Timber REITs 0.20%
Weyerhaeuser Co.	5,300	149,195

Total Common Stocks
(Cost $56,061,787)		70,570,575

Preferred Stocks 2.60%

Data Center REITs 0.12%
Digital Realty Trust, Inc., Series J, 5.25%	4,000	89,800

Hotel REITs 1.16%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	84,810
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	50,875
Pebblebrook Hotel Trust, Series G, 6.38%	4,000	79,000
Pebblebrook Hotel Trust, Series H, 6.38%	6,000	111,000
Sotherly Hotels, Inc., Series B, 8.00%	6,000	99,000
Sotherly Hotels, Inc., Series C, 7.88%	2,000	34,100
Summit Hotel Properties, Inc., Series F, 5.88%	10,000	203,000
Sunstone Hotel Investors, Inc., Series H, 6.13%	4,000	89,560
Sunstone Hotel Investors, Inc., Series I, 5.70%	4,000	86,200
		837,545
Mortgage Finance 0.05%
New York Mortgage Trust Inc., Series G, 7.00%	2,000	37,540

Multi Asset Class REITs 0.06%
Vornado Realty Trust, Series M, 5.25%	2,500	42,950

See accompanying notes which are an integral part of these financial statements.

3

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Shares	Market Value

Office REITs 0.08%
Hudson Pacific Properties Inc., Series C, 4.75%	4,000	$56,120

Residential REITs 0.07%
American Homes 4 Rent, Series G, 5.88%	2,000	47,400

Retail REITs 0.25%
CTO Realty Growth, Inc., Series A, 6.38%	2,000	46,220
Federal Realty Investment Trust, Series C, 5.00%	6,500	139,815
		186,035
Self-Storage REITs 0.81%
Public Storage, Series I, 4.88%	1,917	40,353
Public Storage, Series K, 4.75%	4,000	80,960
Public Storage, Series L, 4.63%	2,000	38,820
Public Storage, Series M, 4.13%	1,167	20,807
Public Storage, Series N, 3.88%	4,000	66,840
Public Storage, Series P, 4.00%	2,000	33,780
Public Storage, Series Q, 3.95%	4,000	68,040
Public Storage, Series R, 4.00%	4,000	67,360
Public Storage, Series S, 4.10%	10,000	176,300
		593,260
Total Preferred Stocks
(Cost $2,516,326)		1,890,650

Total Investments — 99.79%
(Cost $58,578,113)		72,461,225
Other Assets in Excess of Liabilities — 0.21%		151,017
NET ASSETS — 100.00%		$72,612,242

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

4	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | DECEMBER 31, 2024

	Shares	Market Value

Common Stocks 99.93%

Communications 7.52%
Alphabet, Inc., Class A	44,400	$8,404,920
Alphabet, Inc., Class C	2,750	523,710
AT&T, Inc.	9,500	216,315
DigitalBridge Group, Inc.	13,000	146,640
Meta Platforms, Inc., Class A	1,000	585,510
Netflix, Inc.(a)	1,150	1,025,018
Verizon Communications, Inc.	27,540	1,101,325
Walt Disney Co. (The)	20,900	2,327,215
		14,330,653
Consumer Discretionary 7.87%
Amazon.com, Inc.(a)	25,950	5,693,170
Chipotle Mexican Grill, Inc.(a)	58,000	3,497,400
Home Depot, Inc. (The)	6,138	2,387,621
Lowe’s Companies, Inc.	3,400	839,120
Masco Corp.	8,500	616,845
McDonald’s Corp.	2,580	747,916
NIKE, Inc., Class B	1,500	113,505
Tesla, Inc.(a)	2,400	969,216
TKO Group Holdings, Inc.(a)	900	127,899
		14,992,692
Consumer Staples 8.57%
Altria Group, Inc.	12,650	661,469
Coca-Cola Co. (The)	7,600	473,176
Colgate-Palmolive Co.	1,500	136,365
Conagra Brands, Inc.	1,100	30,525
Constellation Brands, Inc., Class A	1,400	309,400
Costco Wholesale Corp.	6,831	6,259,040
Kroger Co. (The)	9,000	550,350
Lamb Weston Holdings, Inc.	1,800	120,294
PepsiCo, Inc.	2,200	334,532
Philip Morris International, Inc.	4,800	577,680
Procter & Gamble Co. (The)	7,265	1,217,977
Target Corp.	10,330	1,396,410
Wal-Mart Stores, Inc.	47,052	4,251,148
		16,318,366
Energy 6.96%
Antero Midstream Corp.	3,000	45,270
Baker Hughes Co.	4,750	194,845
Cheniere Energy, Inc.	9,050	1,944,573
Chevron Corp.	11,160	1,616,414
CNX Resources Corp.(a)	3,000	110,010
ConocoPhillips	3,227	320,022
Devon Energy Corp.	800	26,184
Diamondback Energy, Inc.	2,650	434,150
EOG Resources, Inc.	3,900	478,062
Exxon Mobil Corp.	16,558	1,781,144
Halliburton Co.	2,500	67,975
Kinder Morgan, Inc.	7,750	212,350
Marathon Petroleum Corp.	550	76,725

See accompanying notes which are an integral part of these financial statements.

5

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Shares	Market Value

Energy (cont.)
Occidental Petroleum Corp.	1,500	$74,115
ONEOK, Inc.	1,300	130,520
Phillips 66	4,800	546,864
Targa Resources Corp.	5,600	999,600
Valero Energy Corp.	12,915	1,583,250
Williams Companies, Inc. (The)	48,250	2,611,290
		13,253,363
Financials 8.38%
American Express Co.	5,000	1,483,950
Bank of America Corp.	24,850	1,092,157
Berkshire Hathaway, Inc., Class B(a)	4,020	1,822,186
Blackstone Group, Inc. (The), Class A	12,600	2,172,492
Carlyle Group, Inc. (The)	6,050	305,465
Citigroup, Inc.	18,700	1,316,293
CME Group, Inc.	1,404	326,051
Coinbase Global, Inc., Class A(a)	250	62,075
Goldman Sachs Group, Inc. (The)	2,715	1,554,663
JPMorgan Chase & Co.	21,892	5,247,731
KKR & Co. LP	450	66,560
Morgan Stanley	3,000	377,160
Wells Fargo & Co.	2,000	140,480
		15,967,263
Health Care 7.97%
Abbott Laboratories	3,100	350,641
AbbVie, Inc.	22,200	3,944,940
Bristol-Myers Squibb Co.	5,000	282,800
Centene Corp.(a)	7,300	442,234
Eli Lilly & Co.	3,365	2,597,780
Humana, Inc.	1,350	342,508
McKesson Corp.	4,845	2,761,214
Medtronic PLC	7,069	564,672
Merck & Co., Inc.	16,850	1,676,238
Quest Diagnostics, Inc.	4,175	629,840
Thermo Fisher Scientific, Inc.	1,090	567,051
UnitedHealth Group, Inc.	1,950	986,427
Vertex Pharmaceuticals, Inc.(a)	100	40,270
		15,186,615
Industrials 8.09%
Caterpillar, Inc.	11,390	4,131,836
CSX Corp.	36,600	1,181,082
Cummins, Inc.	3,550	1,237,530
Deere & Co.	5,760	2,440,512
FedEx Corp.	1,800	506,394
Honeywell International, Inc.	8,650	1,953,948
ITT, Inc.	300	42,864
Johnson Controls International PLC	8,753	690,874
Lockheed Martin Corp., Class B	750	364,455
Raytheon Technologies Corp.	2,100	243,012
United Parcel Service, Inc., Class B	2,550	321,555
Vertiv Holdings Co.	1,750	198,818
Waste Connections, Inc.	12,275	2,106,145
		15,419,025

See accompanying notes which are an integral part of these financial statements.

6	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Shares	Market Value

Materials 1.17%
CF Industries Holdings, Inc.	7,200	$614,304
Corteva, Inc.	7,233	411,991
Dow, Inc.	4,083	163,851
DuPont de Nemours, Inc.	6,500	495,625
New Linde PLC	1,300	544,271
		2,230,042
Real Estate Investment Trusts (REITs) 1.98%
Digital Realty Trust, Inc.	3,650	647,254
Equinix, Inc.	1,500	1,414,335
Iron Mountain, Inc.	4,450	467,739
Mid-America Apartment Communities, Inc.	250	38,642
Prologis, Inc.	6,300	665,910
Sun Communities, Inc.	1,850	227,495
Terreno Realty Corp.	2,075	122,716
VICI Properties, Inc.	2,073	60,552
Welltower, Inc.	850	107,126
Weyerhaeuser Co.	500	14,075
		3,765,844
Technology 38.34%
Accenture PLC, Class A ADR	3,725	1,310,418
Adobe, Inc.(a)	1,250	555,850
Advanced Micro Devices, Inc.(a)	7,550	911,964
Apple, Inc.	45,182	11,314,476
Applied Materials, Inc.	14,020	2,280,073
ARM Holdings PLC ADR(a)	200	24,672
Broadcom, Inc.	3,600	834,624
Cisco Systems, Inc.	16,750	991,600
Cognizant Technology Solutions Corp., Class A	4,600	353,740
Corning, Inc.	8,000	380,160
Crowdstrike Holdings, Inc., Class A(a)	2,800	958,048
Dell Technologies, Inc., Class C	1,624	187,150
Garmin Ltd.	1,000	206,260
HP, Inc.	500	16,315
International Business Machines Corp.	2,668	586,506
MasterCard, Inc., Class A	2,450	1,290,097
Microchip Technology, Inc.	6,450	369,908
Microsoft Corp.	19,499	8,218,829
NetApp, Inc.	2,600	301,808
NortonLifeLock, Inc.	24,700	676,286
NVIDIA Corp.	202,970	27,256,841
Oracle Corp.	26,875	4,478,450
Palo Alto Networks, Inc.(a)	5,100	927,996
Paychex, Inc.	3,850	539,847
QUALCOMM, Inc.	3,750	576,075
ServiceNow, Inc.(a)	1,130	1,197,936
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	300	59,247
Texas Instruments, Inc.	9,375	1,757,906
Visa, Inc., Class A	7,550	2,386,102
Workday, Inc., Class A(a)	6,680	1,723,640
Zscaler, Inc.(a)	2,000	360,820
		73,033,644

See accompanying notes which are an integral part of these financial statements.

7

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Shares	Market Value

Utilities 3.08%
AES Corp.	7,000	$90,090
American Electric Power Company, Inc.	2,250	207,517
Constellation Energy Corp.	3,250	727,057
Dominion Energy, Inc.	11,500	619,390
Duke Energy Corp.	2,000	215,480
Edison International	2,600	207,584
Entergy Corp.	2,200	166,804
NextEra Energy, Inc.	23,375	1,675,754
Talen Energy Corp.(a)	1,050	211,544
UGI Corp.	1,000	28,230
Vistra Energy Corp.	5,650	778,966
WEC Energy Group, Inc.	10,100	949,804
		5,878,220
Total Common Stocks
(Cost $78,124,885)		190,375,727

Preferred Stocks 0.52%

Financials 0.46%
Arch Capital Group Ltd., Series F, 5.45%	2,000	42,420
Arch Capital Group Ltd., Series G, 4.55%	2,000	35,800
Athene Holding Ltd., Series C, 6.38%	2,000	50,120
Bank of America Corp., Series GG, 6.00%	4,000	100,720
Bank of America Corp., Series HH, 5.88%	2,000	49,480
Bank of America Corp., Series LL, 5.00%	2,000	43,200
Bank of America Corp., Series SS, 4.75%	2,000	41,600
Charles Schwab Corp. (The), Series J, 4.45%	2,000	39,020
Globe Life, Inc., 4.25%	1,000	15,740
JPMorgan Chase & Co., Series EE, 6.00%	2,000	50,880
JPMorgan Chase & Co., Series JJ, 4.55%	2,000	40,940
JPMorgan Chase & Co., Series LL 4.63%	6,000	124,980
JPMorgan Chase & Co., Series MM, 4.20%	6,000	113,340
Northern Trust Corp., Series E, 4.70%	1,360	27,363
Prudential Financial, Inc., 5.63%	2,000	46,460
RenaissanceRE Holdings Ltd., Series G, 4.20%	150	2,487
U.S. Bancorp, Series O, 4.50%	2,000	40,280
		864,830
Utilities 0.06%
Brookfield Infrastructure Partners LP, 5.00%	2,000	34,240
DTE Energy Co., 4.38%	2,000	36,680
Entergy Louisiana LLC, 4.88%	2,000	43,500
		114,420
Total Preferred Stocks
(Cost $1,167,070)		979,250

Total Investments — 100.45%
(Cost $79,291,955)		191,354,977
Liabilities in Excess of Other Assets — (0.45)%		(848,456)
NET ASSETS — 100.00%		$190,506,521

(a)	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

8	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | DECEMBER 31, 2024

	Principal Amount	Market Value

Municipal Bonds 97.98%

Arizona 1.70%
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	$500,000	$515,708

California 6.50%
California Health Facilities Financing, Callable 11/15/2027 @ 100, 5.00%, 11/15/2056	250,000	256,285
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	620,640
Los Angeles Community College District, General Obligation Refunding Bonds Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	501,347
Regents of the University of California Medical Center Pooled Revenue, Revenue Bond, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	145,009
San Francisco City & County Public Utilities Commission Water Revenue, Revenue Bonds Series 2020 A, Callable 4/1/2028 @ 100, 4.00%, 10/1/2043	20,000	20,009
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	252,758
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	175,857
		1,971,905
Colorado 0.33%
City & County of Denver CO Pledged Excise Tax, Callable 8/1/2026 @ 100, 5.00%, 8/1/2044	100,000	101,593

Connecticut 4.47%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	234,315
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	227,563
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	23,115
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	254,184
Connecticut State Health & Educational Facility Authority, Revenue Bonds, 5.00%, 7/1/2034	100,000	100,072
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	517,978
		1,357,227
Delaware 0.74%
Delaware Transportation Authority, Callable 6/1/2025 @ 100, 5.00%, 6/1/2055	225,000	225,785

District of Columbia 2.57%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	310,000	311,479
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	254,453
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	150,000	152,966
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 10/1/2029 @ 100, 4.00%, 10/1/2049	65,000	62,653
		781,551
Florida 11.37%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	152,452

See accompanying notes which are an integral part of these financial statements.

9

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Principal Amount	Market Value

Florida (cont.)
City of Orlando, FL, Public Improvements, Revenue Bonds, 5.00%, 10/1/2046	$1,000,000	$1,000,896
Florida Keys Aqueduct Authority, 5.00%, 9/1/2049	150,000	150,527
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, 5.00%, 10/1/2030	500,000	500,724
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	287,889
Miami-Dade County Expressway Authority, 5.00%, 7/1/2040	350,000	351,247
School Board of Miami-Dade County (The), Certificates of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,006,313
		3,450,048
Georgia 2.29%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2029 @ 100, 3.00%, 11/1/2037	500,000	444,079
Municipal Electric Authority of Georgia, Callable 7/1/2025 @ 100, 5.00%, 7/1/2060	250,000	250,058
		694,137
Illinois 2.02%
Chicago Transit Authority Sales, Callable 12/1/2029 @ 100, 4.00%, 12/1/2055	250,000	229,291
Illinois State Finance Authority, Revenue Bonds Series 2020 A, Callable 4/1/2030 @ 100, 4.00%, 4/1/2050	85,000	80,992
Illinois State Toll Highway Authority, 5.00%, 1/1/2041	300,000	303,490
		613,773
Iowa 0.85%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	256,880

Louisiana 0.45%
City of Shreveport LA Water & Sewer Revenue, Callable 12/1/2028 @ 100, 4.00%, 12/1/2049	150,000	137,813

Maine 0.90%
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.75%, 11/15/2044	100,000	89,707
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.60%, 11/15/2036	95,000	89,442
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.45%, 11/15/2032	45,000	43,865
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2026	50,000	50,471
		273,485
Massachusetts 6.09%
Massachusetts Bay Transportation Authority Sales, Callable 7/1/2025 @ 100, 5.00%, 7/1/2045	150,000	150,662
Massachusetts Development, 5.00%, 12/1/2046	250,000	253,831
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	521,597
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	243,018
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	192,896
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	85,000	80,143
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	40,000	39,506

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Principal Amount	Market Value

Massachusetts (cont.)
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 4.85%, 12/1/2029	$5,000	$5,002
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	101,223
Massachusetts State, 5.00%, 5/1/2047	250,000	260,201
		1,848,079
Michigan 3.27%
Michigan Finance Authority Revenue, Callable 11/1/2025 @ 100, 5.00%, 11/1/2044	250,000	251,394
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	489,026
Michigan State Building Authority, Callable 10/15/2026 @ 100, 5.00%, 10/15/2051	250,000	253,796
		994,216
Minnesota 1.88%
Southern Minnesota Municipal Power Agency Power Supply System, Revenue Bonds, Callable 1/1/2026 @ 100, 5.00%, 1/1/2041	565,000	571,823

Missouri 1.85%
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2045	500,000	469,549
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), 3.75%, 11/15/2039	100,000	93,315
		562,864
Nebraska 2.41%
Omaha Public Power District Nebraska City Station, Callable 2/1/2026 @ 100, 5.00%, 2/1/2049	125,000	126,304
University of Nebraska Facilities Corp. (The), 4.00%, 7/15/2062	630,000	605,009
		731,313
Nevada 3.12%
Las Vegas Convention & Visitors Authority, Callable 7/1/2028 @ 100, 4.00%, 7/1/2049	250,000	236,545
Nevada System of Higher Education, Certificates of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	709,770
		946,315
New Jersey 3.87%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	125,296
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	152,545
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	10,000	10,007
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	477,808
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	157,853
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	250,866
		1,174,375
New Mexico 0.83%
New Mexico Finance Authority, Callable 6/1/2025 @ 100, 5.25%, 6/1/2053	250,000	251,014

See accompanying notes which are an integral part of these financial statements.

11

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Principal Amount	Market Value

New York 16.03%
Metropolitan Transportation Authority, Refunding Revenue Bonds,Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	$250,000	$258,358
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	266,570
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	258,942
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, 5.00%, 11/15/2028	250,000	251,767
New York City Housing Development Corp., Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	148,023
New York City Housing Development Corp., Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	250,286
New York City Housing Development Corp., Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	240,162
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	250,514
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	250,000	254,156
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	100,407
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	25,284
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	104,531
New York State Dormitory Authority, Callable 7/1/2030 @ 100, 4.00%, 7/1/2052	230,000	217,277
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), 3.25%, 4/1/2031	280,000	271,108
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	135,000	136,311
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,002
New York State Thruway Authority, Callable 1/1/2026 @ 100, 5.00%, 1/1/2046	250,000	252,189
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	98,995
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 5.00%, 8/1/2043	30,000	31,521
Port Authority of New York & New Jersey, Revenue Bonds,Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	260,362
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	262,705
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	253,249
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2027	100,000	101,816
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	313,364
TSASC, Inc./NY, Callable 6/1/2027 @ 100, 5.00%, 6/1/2041	250,000	252,705
		4,865,604
North Carolina 1.47%
North Carolina Turnpike Authority, Callable 1/1/2034 @ 100, 5.00%, 1/1/2058	125,000	131,270
North Carolina Turnpike Authority, Callable 1/1/2030 @ 100, 5.00%, 1/1/2049	110,000	113,462
University of North Carolina at Charlotte (The), Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	100,529
University of North Carolina at Charlotte (The), University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	100,414
		445,675

See accompanying notes which are an integral part of these financial statements.

12	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Principal Amount	Market Value

North Dakota 0.33%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	$100,000	$99,155

Pennsylvania 8.87%
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 10/1/2052	450,000	459,527
Geisinger PA Authority Health System, 5.00%, 2/15/2045	145,000	146,795
Pennsylvania Higher Educational Facilities, Callable 8/15/2027 @ 100, 5.00%, 8/15/2047	250,000	254,462
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, 5.00%, 5/1/2037	100,000	83,432
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, 5.00%, 5/1/2042	100,000	78,417
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), 4.00%, 5/1/2032	100,000	84,295
Pennsylvania Housing Finance Agency, Callable 4/1/2033 @ 100, 5.45%, 4/1/2051	150,000	154,734
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	89,261
Pennsylvania State Turnpike Authority, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	250,000	251,806
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	194,794
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	125,000	128,072
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	102,409
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	503,210
Pennsylvania Turnpike Commission, Revenue Refunding Bonds Series 2005 A, 5.25%, 7/15/2028	150,000	160,932
		2,692,146
Rhode Island 0.85%
Rhode Island Housing & Mortgage Finance Corp., Callable 10/1/2032 @ 100, 5.45%, 10/1/2053	250,000	258,393

South Dakota 0.93%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	242,258
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	45,000	40,312
		282,570
Tennessee 0.83%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 5.00%, 7/1/2026	200,000	200,333
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	55,000	51,058
		251,391
Texas 9.26%
Austin TX Electric Utility System Revenue, Revenue Bonds Series 2019 B, Callable 11/15/2029 @ 100, 5.00%, 11/15/2049	15,000	15,583
City of Austin TX Electric Utility Revenue, Callable 11/15/2025 @ 100, 5.00%, 11/15/2045	250,000	251,880
City of Houston TX Combined Utility System, Callable 11/15/2025 @ 100, 5.00%, 11/15/2044	250,000	250,201
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	256,355
Clifton Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	482,170
Comal Independent School District, Unlimited Tax School Building Bonds, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	250,775

See accompanying notes which are an integral part of these financial statements.

13

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Principal Amount	Market Value

Texas (cont.)
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	$130,000	$130,539
North Texas Tollway Authority, Callable 1/1/2028 @ 100, 5.00%, 1/1/2048	250,000	254,633
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, (OID), 4.00%, 9/15/2042	250,000	239,871
San Antonio Water System, Refunding Revenue Bonds, Callable 11/15/2029 @ 100, 5.00%, 5/15/2034	190,000	204,769
San Antonio Water System, Revenue Bonds Series 2020 A, Callable 5/15/2030 @ 100, 5.00%, 5/15/2050	40,000	41,698
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	201,830
Texas State Water Development Board, Revenue Bonds, Callable 10/15/2028 @ 100, 5.00%, 4/15/2049	35,000	36,336
White Oak, TX, Independent School District, Unlimited Tax School Building Bonds, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	193,481
		2,810,121
Vermont 0.24%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 3.75%, 8/15/2037	75,000	72,910

Virginia 0.83%
Virginia State Resource Authority Infrastructure, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	75,000	75,170
Virginia State Resource Authority Infrastructure, Revenue Bonds, Pre-Refunded, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	175,000	176,309
		251,479
Washington 0.83%
Snohomish County Public Utility District No.1, 5.00%, 12/1/2045	250,000	252,157

Total Municipal Bonds
(Cost $30,265,321)		29,741,505

	Shares

Money Market Funds 1.01%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 4.43%(a)	308,005	308,005

Total Money Market Funds
(Cost $308,005)		308,005

Total Investments — 98.99%
(Cost $30,573,326)		30,049,510
Other Assets in Excess of Liabilities — 1.01%		305,692
NET ASSETS — 100.00%		$30,355,202

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

14	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | DECEMBER 31, 2024

	Shares	Market Value

Common Stocks 9.73%

Communications 0.48%
Verizon Communications, Inc.	7,500	$299,925

Consumer Staples 1.05%
Philip Morris International, Inc.	5,500	661,925

Energy 5.63%
Chevron Corp.	4,000	579,360
Enbridge, Inc.	20,000	848,600
Kinder Morgan, Inc.	25,000	685,000
South Bow Corp.	3,000	70,710
TC Energy Corp.	15,000	697,950
Williams Companies, Inc. (The)	12,500	676,500
		3,558,120
Financials 0.32%
Blackstone Mortgage Trust, Inc., Class A	11,565	201,346

Health Care 0.56%
AbbVie, Inc.	2,000	355,400

Real Estate 1.69%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,000	187,810
Healthpeak Properties, Inc.	1,348	27,324
Realty Income Corp.	3,048	162,794
Simon Property Group, Inc.	4,000	688,840
		1,066,768
Total Common Stocks (Cost $4,574,243)		6,143,484

Preferred Stocks 18.39%

Financials 12.64%
Affiliated Managers Group, Inc., 4.20%	15,000	239,700
Affiliated Managers Group, Inc., 4.75%	10,000	181,800
Allstate Corp. (The), Series I, 4.75%	10,000	205,700
American Financial Group, Inc., 5.13%	15,000	299,700
American Financial Group, Inc., 5.63%	20,000	432,800
Athene Holding Ltd., Series C, 6.38%	10,000	250,600
Athene Holding Ltd., Series D, 4.88%	20,000	367,800
Bank of America Corp., Series HH, 5.88%	8,000	197,920
Bank of America Corp., Series LL, 5.00%	15,000	324,000
Bank of America Corp., Series PP, 4.13%	16,667	305,173
Bank of America Corp., Series QQ, 4.25%	10,000	186,000
Brighthouse Financial, Inc., Series C, 5.38%	20,000	374,000
Capital One Financial Corp., Series J, 4.80%	10,000	183,100
Capital One Financial Corp., Series K, 4.63%	18,500	334,665
CNO Financial Group, Inc., 5.13%	2,000	38,240
Equitable Holdings, Inc., Series C, 4.30%	20,000	348,200
Fulton Financial Corp., Series A, 5.13%	6,000	118,500
Huntington Bancshares, Inc., Series H, 4.50%	10,000	177,200

See accompanying notes which are an integral part of these financial statements.

15

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Shares	Market Value

Financials (cont.)
JPMorgan Chase & Co., Series EE, 6.00%	20,000	$508,800
JPMorgan Chase & Co., Series GG, 4.75%	10,000	213,500
KeyCorp, Series G, 5.63%	15,000	319,800
MetLife, Inc., Series F, 4.75%	10,000	206,600
Northern Trust Corp., Series E, 4.70%	10,000	201,200
Prudential Financial, Inc., 5.63%	10,000	232,300
RenaissanceRE Holdings Ltd., Series G, 4.20%	850	14,093
Selective Insurance Group, Inc., Series B, 4.60%	1,000	17,320
State Street Corp., 5.35%	1,000	23,490
U.S. Bancorp, Series L, 3.75%	20,000	337,600
U.S. Bancorp, Series M, 4.00%	10,000	176,700
W.R. Berkley Corp., 5.10%	20,000	409,000
Washington Federal, Inc., Series A, 4.88%	10,000	167,700
Wells Fargo & Co., Series AA, 4.70%	10,000	199,900
Wells Fargo & Co., Series CC, 4.38%	10,000	188,600
Wells Fargo & Co., Series Z, 4.75%	10,000	204,000
		7,985,701
Real Estate 2.21%
Brookfield Property Partners LP, Series A, 5.75%	7,500	93,150
Diversified Healthcare Trust, 5.63%	26,660	415,629
Federal Realty Investment Trust, Series C, 5.00%	7,500	161,325
Public Storage, Series N, 3.88%	20,000	334,200
Public Storage, Series S, 4.10%	10,000	176,300
Vornado Realty Trust, 5.40%	12,298	215,461
		1,396,065
Technology 0.17%
Pitney Bowes, Inc., 6.70%	5,700	106,134

Utilities 3.37%
BIP Bermuda Holdings I Ltd., 5.13%	10,000	168,400
Brookfield Infrastructure Partners LP, 5.00%	10,000	171,200
Brookfield Infrastructure Partners LP, 5.13%	25,000	425,750
DTE Energy Co., Series G, 4.38%	15,000	272,700
Entergy Arkansas, Inc., 4.88%	10,000	219,000
Entergy Louisiana LLC, 4.88%	10,000	217,500
Entergy Mississippi, Inc., 4.90%	15,000	332,250
Southern Co., 4.95%	10,000	207,000
Southern Co., Series C, 4.20%	6,000	113,460
		2,127,260
Total Preferred Stocks (Cost $14,977,969)		11,615,160

	Principal Amount

Collateralized Mortgage Obligations 0.07%
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%, 10/25/2035	$16,743	9,183
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%, 10/25/2035	15,487	8,494
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035	30,065	28,654

Total Collateralized Mortgage Obligations (Cost $47,299)		46,331

See accompanying notes which are an integral part of these financial statements.

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Principal Amount	Market Value

Corporate Bonds 11.68%
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049	$500,000	$489,934
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169	100,000	97,330
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	90,898
Exelon Generation Co. LLC, 5.60%, 6/15/2042(a)(b)	400,000	347,808
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	300,100
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	914,449
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	528,240
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	261,651
MetLife, Inc., 9.25%, 4/8/2038(b)	1,500,000	1,766,011
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,336,368
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	981,859
Valero Energy Corp., 8.75%, 6/15/2030	224,000	259,917

Total Corporate Bonds (Cost $7,612,381)		7,374,565

Municipal Bonds 59.62%

Alabama 3.02%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	2,000,000	1,907,018

Arizona 0.63%
Arizona School Facilities Board, School Improvements, Certificates of Participation, 6.00%, 9/1/2027	225,000	230,091
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue Bonds, Callable 7/1/2030 @ 100, 2.70%, 7/1/2045	250,000	168,487
		398,578
California 4.49%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	474,017
California State University, Revenue Bonds Series 2020 B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	100,000	74,206
City & County of San Francisco, CA, General Obligation Unlimited, 6.26%, 6/15/2030	450,000	472,783
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	504,578
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	326,293
San Bernardino City Unified School District, School Improvements, Certificates of Participation, (AGM)(OID), 8.25%, 2/1/2026	500,000	508,905
University of California Revenues, Revenue Bonds, 4.13%, 5/15/2045	250,000	219,382
University of California, University & College Improvements, Refunding Revenue Bonds, 3.66%, 5/15/2027	250,000	245,451
		2,825,615
Colorado 0.86%
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	500,000	543,535

Connecticut 0.47%
State of Connecticut, General Obligation Unlimited, 5.85%, 3/15/2032	280,000	294,359

See accompanying notes which are an integral part of these financial statements.

17

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Principal Amount	Market Value

Florida 4.05%
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificates of Participation, 7.17%, 6/1/2026	$455,000	$464,017
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	504,397
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM)(OID), 7.50%, 4/1/2040	1,000,000	1,158,277
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	273,467
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	162,049
		2,562,207
Georgia 4.05%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	100,000	90,901
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	1,389,000	1,524,465
State of Georgia, Public Improvements, General Obligation Unlimited, 3.84%, 2/1/2032	1,000,000	949,067
		2,564,433
Hawaii 0.75%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	495,000	471,081

Illinois 1.93%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	268,200
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	915,000	951,367
		1,219,567
Indiana 3.05%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 7/5/2025 @ 100, 3.95%, 7/5/2029	1,000,000	958,952
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, (OID), Callable 7/5/2025 @ 100, 3.75%, 7/5/2028	1,000,000	964,253
		1,923,205
Kansas 0.57%
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Series 2020 B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	500,000	363,126

Louisiana 0.12%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Refunding Bonds Series 2020 B, 2.44%, 2/1/2039	100,000	73,023

Massachusetts 0.58%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM)(OID), 6.25%, 1/1/2028	85,000	87,149
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	264,886
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,009
		367,044

See accompanying notes which are an integral part of these financial statements.

18	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Principal Amount	Market Value

Michigan 0.63%
Michigan Finance Authority, School Improvements, Revenue Bonds, 6.38%, 11/1/2025	$240,000	$240,350
Onsted Community Schools, School Improvements, General Obligation Unlimited, 5.90%, 5/1/2027	150,000	151,203
St. Johns Public Schools, General Obligation Unlimited, 6.65%, 5/1/2040	5,000	5,028
		396,581
Missouri 4.82%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,165,000	2,483,135
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	561,232
		3,044,367
Nebraska 0.32%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	200,000	200,637

Nevada 1.77%
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	312,727
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	690,000	809,671
		1,122,398
New Jersey 0.65%
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, 6.19%, 7/1/2040	500,000	410,411

New York 4.31%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	147,004
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/1/2031	100,000	99,153
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	195,191
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	145,000	151,422
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	60,000	60,815
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	500,000	477,217
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	470,000	502,629
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 5/1/2036	815,000	806,541
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	115,000	112,483
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	161,112
		2,713,567
North Carolina 0.37%
County of Cabarrus, NC, School Improvements, Revenue Bonds, 5.50%, 4/1/2026	235,000	235,645

See accompanying notes which are an integral part of these financial statements.

19

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Principal Amount	Market Value

Ohio 4.01%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	$495,000	$575,980
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	455,000	470,360
Cincinnati City School District, Refunding Bonds, Certificates of Participation, (OID), Callable 6/15/2025 @ 100, 4.00%, 12/15/2032	200,000	189,023
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,100,437
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited (School District Credit Program), 5.65%, 9/1/2031	200,000	200,036
		2,535,836
Pennsylvania 4.01%
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds, Callable 12/1/2029 @ 100, 3.58%, 12/1/2043	390,000	307,417
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	546,114
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM)(OID), 6.35%, 4/15/2028	130,000	135,089
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	498,787
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,045,443
		2,532,850
Rhode Island 0.57%
Narragansett Bay Commission, Revenue Bonds Series 2020 A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	363,201

Texas 1.93%
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, 4.20%, 2/15/2034	1,000,000	947,862
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	274,893
		1,222,755
Virgin Islands 2.64%
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	585,000	600,620
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,064,371
		1,664,991
Virginia 7.07%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID), Callable 6/1/2025 @ 100, 6.71%, 6/1/2046	5,325,000	4,462,130

See accompanying notes which are an integral part of these financial statements.

20	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Principal Amount	Market Value

Washington 1.95%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	$250,000	$248,853
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	196,899	200,431
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	534,601
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	248,542
		1,232,427
Total Municipal Bonds (Cost $38,919,963)		37,650,587

Total Investments — 99.49% (Cost $66,131,855)		62,830,127
Other Assets in Excess of Liabilities — 0.51%		323,193
NET ASSETS — 100.00%		$63,153,320

(a)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGM — Assured Guaranty Municipal Corp.

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

21

SPIRIT OF AMERICA UTILITIES FUND
SCHEDULE OF INVESTMENTS | DECEMBER 31, 2024

	Shares	Market Value

Common Stocks 96.26%

Energy 1.14%
ONEOK, Inc.	700	$70,280
Targa Resources Corp.	450	80,325
Williams Companies, Inc. (The)	2,900	156,948
		307,553
Industrials 1.38%
Republic Services, Inc.	550	110,649
Waste Management, Inc.	1,300	262,327
		372,976
Utilities 93.74%
AES Corp.	31,500	405,405
Alliant Energy Corp.	5,250	310,485
Ameren Corp.	8,700	775,518
American Electric Power Company, Inc.	11,200	1,032,976
American Water Works Company, Inc.	1,850	230,306
Atmos Energy Corp.	4,450	619,751
Brookfield Renewable Corp., Class A	2,150	59,469
CenterPoint Energy, Inc.	15,500	491,815
Chesapeake Utilities Corp.	2,500	303,375
Clearway Energy, Inc., Class C	12,550	326,300
CMS Energy Corp.	13,300	886,445
Constellation Energy Corp.	4,650	1,040,251
Dominion Energy, Inc.	4,350	234,291
DTE Energy Co.	10,000	1,207,500
Duke Energy Corp.	11,400	1,228,236
Edison International	10,858	866,903
Entergy Corp.	16,000	1,213,120
Essential Utilities, Inc.	21,500	780,880
Evergy, Inc.	8,100	498,555
Eversource Energy	15,850	910,266
Exelon Corp.	17,700	666,228
FirstEnergy Corp.	21,450	853,281
IDACORP, Inc.	1,300	142,064
National Fuel Gas Co.	3,050	185,074
New Jersey Resources Corp.	2,700	125,955
NextEra Energy, Inc.	22,200	1,591,518
Nisource, Inc.	23,750	873,050
Northwest Natural Holdings Co.	3,400	134,504
NorthWestern Corp.	1,900	101,574
NRG Energy, Inc.	2,200	198,484
PNM Resources, Inc.	4,700	231,099
Portland General Electric Co.	11,150	486,363
PPL Corp.	32,100	1,041,966
Public Service Enterprise Group, Inc.	10,850	916,717
Sempra Energy	13,950	1,223,694
Southern Co.	5,400	444,528
Southwest Gas Corp.	3,150	222,737
Vistra Energy Corp.	7,600	1,047,812

See accompanying notes which are an integral part of these financial statements.

22	SPIRIT OF AMERICA

SPIRIT OF AMERICA UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2024

	Shares	Market Value

Utilities (cont.)
WEC Energy Group, Inc.	7,100	$667,684
Xcel Energy, Inc.	11,150	752,848
		25,329,027
Total Common Stocks (Cost $23,433,880)		26,009,556

Preferred Stocks 0.49%

Utilities 0.49%
Southern Co., 5.25%	6,000	131,820

Total Preferred Stocks (Cost $146,850)		131,820

Money Market Funds 3.27%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 4.43%(a)	883,199	883,199

Total Money Market Funds (Cost $883,199)		883,199

Total Investments — 100.02% (Cost $24,463,929)		27,024,575
Liabilities in Excess of Other Assets — (0.02)%		(4,946)
NET ASSETS — 100.00%		$27,019,629

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

23

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund		Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Utilities Fund

ASSETS
Investments in securities at fair value (cost $58,578,113, $79,291,955, $30,573,326, $66,131,855 and $24,463,929, respectively)	$72,461,225	$191,354,977		$30,049,510	$62,830,127	$27,024,575
Cash	—	—		—	6,906	—
Receivable for investments sold	278,150	413,472		—	—	—
Receivable for Fund shares sold	—	284		—	67,035	17,207
Dividends and interest receivable	273,066	104,197		364,352	802,097	41,660
Prepaid expenses	12,531	19,317		17,407	19,056	26,261
TOTAL ASSETS	73,024,972	191,892,247		30,431,269	63,725,221	27,109,703

LIABILITIES
Cash overdraft	—	—		—	—	61
Line of credit payable	280,423	1,107,792		—	483,561	—
Payable for Fund shares redeemed	4,552	192		—	1,235	35,403
Payable for distributions to shareholders	—	—		24,881	—	—
Payable for investment advisory fees	62,184	162,014		2,976	24,839	18,709
Payable for distribution (12b-1) fees	19,341	49,764		4,354	14,895	5,471
Payable for accounting and administration fees	5,299	12,860		3,823	5,683	1,825
Payable for Chief Compliance Officer fees	207	615		126	227	19
Payable for transfer agent fees	1,768	2,185		690	2,161	—
Other accrued expenses	38,956	50,304		39,217	39,300	28,586
TOTAL LIABILITIES	412,730	1,385,726		76,067	571,901	90,074
NET ASSETS	$72,612,242	$190,506,521		$30,355,202	$63,153,320	$27,019,629

SOURCE OF NET ASSETS
As of December 31, 2024, net assets consisted of:
Paid-in capital	$58,767,615	$76,036,055		$40,995,484	$66,294,687	$24,381,762
Accumulated earnings (deficits)	13,844,627	114,470,466		(10,640,282)	(3,141,367)	2,637,867
NET ASSETS	$72,612,242	$190,506,521		$30,355,202	$63,153,320	$27,019,629

NET ASSETS:
Class A Shares	$72,524,509	$190,126,578		$30,216,176	$62,654,966	$26,996,226
Class C Shares	$73,752	$355,908		$129,791	$485,802	$11,589
Institutional Shares	$13,981	$24,035		$9,235	$12,552	$11,814
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	8,130,999	5,762,797		3,533,451	6,217,600	1,374,376
Class C Shares	8,427	10,789		15,221	48,188	585
Institutional Shares	1,615	729		1,082	1,242	601
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares(a)	$8.92	$32.99		$8.55	$10.08	$19.64
Class C Shares(b)	$8.75	$32.99		$8.53	$10.08	$19.82	(c)
Institutional Shares	$8.66	$32.98	(c)	$8.53 (c)	$10.11	$19.65	(c)
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$9.41	$34.82		$8.98	$10.58	$20.84
MAXIMUM SALES CHARGE:
Class A Shares	5.25%	5.25%		4.75%	4.75%	5.75%

(a)	A contingent deferred sales charge of 1.00% may be charged on shares held less than one year where an indirect commission was paid.
(b)	A contingent deferred sales charge of 1.00% may be charged on shares held less than 13 months.
(c)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

24	SPIRIT OF AMERICA

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Utilities Fund

INVESTMENT INCOME
Dividends	$2,488,585	$2,642,809	$10,164	$1,176,572	$660,264
Foreign dividend taxes	—	(2,847)	—	(14,272)	—
Interest	—	—	1,197,793	2,896,361	—
TOTAL INVESTMENT INCOME	2,488,585	2,639,962	1,207,957	4,058,661	660,264

EXPENSES
Investment advisory	711,425	1,753,555	198,382	410,263	185,221
Distribution (12b-1) - Class A Shares	219,712	541,273	49,385	169,714	47,684
Distribution (12b-1) - Class C Shares	917	3,323	1,318	4,794	107
Accounting and Administration	58,890	140,534	29,470	56,009	17,106
Registration	32,273	32,333	39,443	37,512	40,363
Auditing	24,701	24,700	24,700	24,700	24,700
Transfer agent	18,714	26,577	6,623	23,390	2,219
Insurance	16,698	30,807	7,396	15,287	2,003
Printing	15,010	26,851	8,121	14,209	4,819
Sub transfer agent	13,992	37,075	6,551	11,668	3,263
Directors	13,082	31,767	6,118	12,452	2,970
Custodian	10,664	18,199	5,039	5,492	4,800
Legal	9,335	25,250	4,449	9,023	2,528
Interest	4,278	12,656	4,222	20,799	—
Chief Compliance Officer	2,963	7,338	1,376	2,804	706
Line of credit	2,456	6,243	1,184	2,413	617
Pricing	2,058	3,337	30,393	20,930	766
Other	19,551	25,350	20,007	23,202	22,494
TOTAL EXPENSES	1,176,719	2,747,168	444,177	864,661	362,366
Fees waived by Adviser	—	—	(140,209)	(86,000)	(69,476)
NET EXPENSES	1,176,719	2,747,168	303,968	778,661	292,890
NET INVESTMENT INCOME	1,311,866	(107,206)	903,989	3,280,000	367,374

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	3,791,441	14,780,053	(222,321)	(69,813)	—
Net realized loss on foreign currency transactions	—	(2)	—	(550)	—
Net change in unrealized appreciation (depreciation) of investments	(52,036)	35,298,172	(108,436)	364,488	3,089,506
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,739,405	50,078,223	(330,757)	294,125	3,089,506
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,051,271	$49,971,017	$573,232	$3,574,125	$3,456,880

See accompanying notes which are an integral part of these financial statements.

25

STATEMENTS OF CHANGES IN NET ASSETS

	Spirit of America Real Estate Income and Growth Fund		Spirit of America Large Cap Value Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023

OPERATIONS
Net investment income	$1,311,866	$1,449,269	$(107,206)	$684,840
Net realized gain (loss) from investment and foreign currency transactions	3,791,441	4,803,436	14,780,051	4,409,233
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	(52,036)	806,560	35,298,172	25,800,058
Net increase (decrease) in net assets resulting from operations	5,051,271	7,059,265	49,971,017	30,894,131
DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings:
Class A Shares	(5,063,845)	(6,260,241)	(10,679,301)	(5,586,772)
Class C Shares	(5,037)	(13,807)	(20,045)	(10,280)
Institutional Shares	(995)	(1,038)	(1,315)	(675)
Return of capital:
Class A Shares	(1,563,718)	(929,346)	(1,243,336)	(2,095,341)
Class C Shares	(1,261)	(1,593)	—	(2,315)
Institutional Shares	(321)	(158)	(218)	(289)
Total distributions to shareholders	(6,635,177)	(7,206,183)	(11,944,215)	(7,695,672)
CAPITAL TRANSACTIONS
Class A Shares:
Shares sold	8,924,037	6,697,171	28,266,905	23,592,723
Shares issued from reinvestment of distributions	4,509,125	5,122,972	8,683,190	5,644,409
Shares redeemed	(15,773,853)	(25,793,999)	(34,474,904)	(25,029,873)
Total Class A Shares	(2,340,691)	(13,973,856)	2,475,191	4,207,259
Class C Shares:
Shares sold	500	—	12,237	69,499
Shares issued from reinvestment of distributions	2,094	7,813	5,267	3,814
Shares redeemed	(106,882)	(5,000)	(35,441)	(110)
Total Class C Shares	(104,288)	2,813	(17,937)	73,203
Institutional Shares:
Shares sold	—	—	—	—
Shares issued from reinvestment of distributions	1,316	1,196	1,533	964
Total Institutional Shares	1,316	1,196	1,533	964
Increase (decrease) in net assets derived from capital share transactions	(2,443,663)	(13,969,847)	2,458,787	4,281,426
Total increase (decrease) in Net Assets	(4,027,569)	(14,116,765)	40,485,589	27,479,885
NET ASSETS
Beginning of year	76,639,811	90,756,576	150,020,932	122,541,047
End of year	$72,612,242	$76,639,811	$190,506,521	$150,020,932
SHARE TRANSACTIONS
Class A Shares:
Shares sold	961,462	727,486	901,915	958,692
Shares issued from reinvestment of distributions	516,090	561,715	264,360	219,285
Shares redeemed	(1,732,939)	(2,831,077)	(1,080,628)	(1,026,500)
Total Class A Shares	(255,387)	(1,541,876)	85,647	151,477
Class C Shares:
Shares sold	55	—	375	2,690
Shares issued from reinvestment of distributions	244	872	160	147
Shares redeemed	(12,067)	(554)	(1,332)	(5)
Total Class C Shares	(11,768)	318	(797)	2,832
Institutional Shares:
Shares sold	—	—	—	—
Shares issued from reinvestment of distributions	155	134	47	37
Total Institutional Shares	155	134	47	37

(a)	For the period January 31, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes which are an integral part of these financial statements.

26	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

Spirit of America Municipal Tax Free Bond Fund		Spirit of America Income Fund		Spirit of America Utilities Fund
For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023(a)

$903,989	$732,375	$3,280,000	$3,824,310	$367,374	$208,634
(222,321)	(1,879,671)	(70,363)	68,626	—	(1)
(108,436)	2,735,962	364,488	1,150,390	3,089,506	(528,860)
573,232	1,588,666	3,574,125	5,043,326	3,456,880	(320,227)

(901,222)	(730,621)	(3,564,150)	(4,500,248)	(313,265)	(169,308)
(2,502)	(1,560)	(22,056)	(22,751)	(141)	(103)
(265)	(193)	(688)	(730)	(161)	(127)

—	—	—	—	(1,588,180)	(1,008,731)
—	—	—	—	(713)	(616)
—	—	—	—	(819)	(759)
(903,989)	(732,374)	(3,586,894)	(4,523,729)	(1,903,279)	(1,179,644)

1,865,065	1,694,668	7,613,286	9,385,322	11,796,385	15,559,166
570,558	463,737	1,996,364	2,545,056	1,265,549	788,414
(6,869,914)	(7,340,005)	(18,268,193)	(18,888,109)	(2,066,285)	(400,769)
(4,434,291)	(5,181,600)	(8,658,543)	(6,957,731)	10,995,649	15,946,811

1,320	2,160	25,000	23,997	—	10,000
2,246	1,256	18,314	18,586	854	719
(4,475)	(13,323)	(250)	(355)	—	—
(909)	(9,907)	43,064	42,228	854	10,719

—	—	—	—	—	10,000
264	193	688	730	980	886
264	193	688	730	980	10,886
(4,434,936)	(5,191,314)	(8,614,791)	(6,914,773)	10,997,483	15,968,416
(4,765,693)	(4,335,022)	(8,627,560)	(6,395,176)	12,551,084	14,468,545

35,120,895	39,455,917	71,780,880	78,176,056	14,468,545	—
$30,355,202	$35,120,895	$63,153,320	$71,780,880	$27,019,629	$14,468,545

217,409	199,095	739,626	926,415	589,297	805,386
66,559	54,599	195,562	252,632	66,674	43,980
(800,803)	(860,857)	(1,784,255)	(1,868,923)	(108,379)	(22,582)
(516,835)	(607,163)	(849,067)	(689,876)	547,592	826,784

154	257	2,475	2,411	—	500
263	148	1,794	1,846	45	40
(521)	(1,542)	(25)	(34)	—	—
(104)	(1,137)	4,244	4,223	45	540

—	—	—	—	—	500
31	22	68	72	52	49
31	22	68	72	52	549

See accompanying notes which are an integral part of these financial statements.

27

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$9.12	$9.12	$13.90	$10.45	$11.96

From Investment Operations:
Net investment income[1]	0.16	0.16	0.14	0.08	0.15
Net realized and unrealized gain (loss) on investments	0.49	0.69	(4.07)	4.22	(0.81)
Total from investment operations	0.65	0.85	(3.93)	4.30	(0.66)

Less Distributions:
Distributions from net investment income	(0.16)	(0.16)	(0.17)	(0.14)	(0.11)
Distributions from net capital gains	(0.49)	(0.58)	(0.55)	(0.71)	(0.04)
Distributions from return of capital	(0.20)	(0.11)	(0.13)	—	(0.70)
Total distributions	(0.85)	(0.85)	(0.85)	(0.85)	(0.85)

Net Asset Value, End of Year	$8.92	$9.12	$9.12	$13.90	$10.45
Total Return[2]	7.55%	9.53%	(28.46)%	42.03%	(5.13)%

Ratios and Supplemental Data:
Net assets, end of year (000)	$72,525	$76,446	$90,567	$133,371	$82,609
Ratio of net expenses to average net assets	1.60%[3]	1.60%[4]	1.54%	1.52%	1.59%
Ratio of net investment income to average net assets	1.79%	1.76%	1.28%	0.68%	1.05%
Portfolio turnover rate	8%	4%	16%	17%	18%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Includes interest expense of 0.01%.
[4]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

28	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$8.94	$8.96	$13.68	$10.26	$11.77

From Investment Operations:
Net investment income[1]	0.08	0.10	0.07	0.01	0.08
Net realized and unrealized gain (loss) on investments	0.50	0.67	(4.01)	4.14	(0.81)
Total from investment operations	0.58	0.77	(3.94)	4.15	(0.73)

Less Distributions:
Distributions from net investment income	(0.12)	(0.13)	(0.13)	(0.02)	(0.10)
Distributions from net capital gains	(0.49)	(0.58)	(0.55)	(0.71)	(0.04)
Distributions from return of capital	(0.16)	(0.08)	(0.10)	—	(0.64)
Total distributions	(0.77)	(0.79)	(0.78)	(0.73)	(0.78)

Net Asset Value, End of Year	$8.75	$8.94	$8.96	$13.68	$10.26
Total Return[2]	6.81%	8.75%	(28.98)%	41.07%	(5.85)%

Ratios and Supplemental Data:
Net assets, end of year (000)	$74	$181	$178	$216	$222
Ratio of net expenses to average net assets	2.30%[3]	2.30%[4]	2.25%	2.22%	2.29%
Ratio of net investment income to average net assets	0.93%	1.12%	0.62%	0.06%	0.41%
Portfolio turnover rate	8%	4%	16%	17%	18%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect contingent deferred sales charge.
[3]	Includes interest expense of 0.01%.
[4]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

29

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Year Ended December 31				For the Period Ended December 31,
	2024	2023	2022	2021	2020[1]

Net Asset Value, Beginning of Period	$8.87	$8.90	$13.60	$10.24	$9.67

From Investment Operations:
Net investment income[2]	0.19	0.19	0.17	0.11	0.14
Net realized and unrealized gain (loss) on investments	0.48	0.66	(3.99)	4.14	1.31
Total from investment operations	0.67	0.85	(3.82)	4.25	1.45

Less Distributions:
Distributions from net investment income	(0.17)	(0.18)	(0.19)	(0.18)	(0.12)
Distributions from net capital gains	(0.49)	(0.58)	(0.55)	(0.71)	(0.04)
Distributions from return of capital	(0.22)	(0.12)	(0.14)	—	(0.72)
Total distributions	(0.88)	(0.88)	(0.88)	(0.89)	(0.88)

Net Asset Value, End of Period	$8.66	$8.87	$8.90	$13.60	$10.24
Total Return	7.99%	9.77%	(28.26)%	42.39%	15.52%[3]

Ratios and Supplemental Data:
Net assets, end of period (000)	$14	$13	$12	$16	$14
Ratio of net expenses to average net assets	1.30%[4]	1.30%[5]	1.24%	1.22%	1.29%[6]
Ratio of net investment income to average net assets	2.10%	2.13%	1.59%	0.89%	1.53%[6]
Portfolio turnover rate	8%	4%	16%	17%	18%[3]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.
[6]	Annualized.

See accompanying notes which are an integral part of these financial statements.

30	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$26.37	$22.14	$29.57	$24.47	$22.53

From Investment Operations:
Net investment income (loss)[1]	(0.02)	0.12	0.12	0.02	1.08
Net realized and unrealized gain (loss) on investments	8.76	5.51	(5.38)	7.05	2.26
Total from investment operations	8.74	5.63	(5.26)	7.07	3.34

Less Distributions:
Distributions from net investment income	—	(0.11)	(0.10)	(0.01)	(0.17)
Distributions from net capital gains	(1.90)	(0.90)	(1.97)	(1.79)	(0.90)
Distributions from return of capital	(0.22)	(0.39)	(0.10)	(0.17)	(0.33)
Total distributions	(2.12)	(1.40)	(2.17)	(1.97)	(1.40)

Net Asset Value, End of Year	$32.99	$26.37	$22.14	$29.57	$24.47
Total Return[2]	33.29%	25.67%	(17.70)%	29.27%	15.49%

Ratios and Supplemental Data:
Net assets, end of year (000)	$190,127	$149,697	$122,333	$157,478	$128,680
Ratio of net expenses to average net assets	1.52%[3]	1.53%[3]	1.51%	1.50%	1.53%
Ratio of net investment income (loss) to average net assets	(0.06)%	0.51%	0.48%	0.06%	0.82%
Portfolio turnover rate	7%	5%	10%	11%	15%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

31

SPIRIT OF AMERICA LARGE CAP VALUE FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$26.38	$22.17	$29.56	$24.48	$22.59

From Investment Operations:
Net investment income (loss)[1]	(0.24)	(0.05)	(0.06)	(0.18)	0.88
Net realized and unrealized gain (loss) on investments	8.75	5.50	(5.36)	7.05	2.30
Total from investment operations	8.51	5.45	(5.42)	6.87	3.18

Less Distributions:
Distributions from net investment income	—	(0.08)	—	—	(0.13)
Distributions from net capital gains	(1.90)	(0.90)	(1.97)	(1.79)	(0.90)
Distributions from return of capital	—	(0.26)	—	—	(0.26)
Total distributions	(1.90)	(1.24)	(1.97)	(1.79)	(1.29)

Net Asset Value, End of Year	$32.99	$26.38	$22.17	$29.56	$24.48
Total Return[2]	32.37%	24.80%	(18.29)%	28.37%	14.70%

Ratios and Supplemental Data:
Net assets, end of year (000)	$356	$306	$194	$308	$263
Ratio of net expenses to average net assets	2.22%[3]	2.23%[3]	2.21%	2.20%	2.23%
Ratio of net investment loss to average net assets	(0.76)%	(0.18)%	(0.24)%	(0.64)%	(0.09)%
Portfolio turnover rate	7%	5%	10%	11%	15%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect contingent deferred sales charge.
[3]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

32	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Year Ended December 31				For the Period Ended December 31,
	2024	2023	2022	2021	2020[1]

Net Asset Value, Beginning of Period	$26.35	$22.12	$29.56	$24.46	$19.57

From Investment Operations:
Net investment income[2]	0.08	0.20	0.20	0.10	1.02
Net realized and unrealized gain (loss) on investments	8.77	5.50	(5.39)	7.06	5.34
Total from investment operations	8.85	5.70	(5.19)	7.16	6.36

Less Distributions:
Distributions from net investment income	—	(0.13)	(0.15)	(0.02)	(0.19)
Distributions from net capital gains	(1.90)	(0.90)	(1.97)	(1.79)	(0.90)
Distributions from return of capital	(0.32)	(0.44)	(0.13)	(0.25)	(0.38)
Total distributions	(2.22)	(1.47)	(2.25)	(2.06)	(1.47)

Net Asset Value, End of Period	$32.98	$26.35	$22.12	$29.56	$24.46
Total Return	33.73%	26.05%	(17.48)%	29.64%	33.28%[3]

Ratios and Supplemental Data:
Net assets, end of period (000)	$24	$18	$14	$17	$13
Ratio of net expenses to average net assets	1.22%[4]	1.23%[4]	1.21%	1.20%	1.23%[5]
Ratio of net investment income to average net assets	0.24%	0.80%	0.78%	0.36%	0.80%[5]
Portfolio turnover rate	7%	5%	10%	11%	15%[3]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not annualized.
[4]	Includes interest expense of 0.01%.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

33

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$8.64	$8.44	$9.44	$9.54	$9.45

From Investment Operations:
Net investment income	0.24	0.17	0.17	0.18	0.24
Net realized and unrealized (loss) gain on investments	(0.09)	0.20	(1.00)	(0.10)	0.09
Total from investment operations	0.15	0.37	(0.83)	0.08	0.33

Less Distributions:
Distributions from net investment income	(0.24)	(0.17)	(0.17)	(0.18)	(0.24)
Total distributions	(0.24)	(0.17)	(0.17)	(0.18)	(0.24)

Net Asset Value, End of Year	$8.55	$8.64	$8.44	$9.44	$9.54
Total Return[1]	1.71%	4.48%	(8.87)%	0.88%	3.56%

Ratios and Supplemental Data:
Net assets, end of year (000)	$30,216	$34,980	$39,309	$62,397	$70,947
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.34%[2]	1.26%[3]	1.19%	1.10%	1.11%
After expense waiver or recoupment	0.92%[2]	0.92%[3]	0.92%	0.90%	0.90%
Ratio of net investment income to average net assets	2.74%	2.03%	1.90%	1.94%	2.55%
Portfolio turnover rate	4%	24%	—%	11%	18%

[1]	Calculation does not reflect sales load.
[2]	Includes interest expense of 0.01%.
[3]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

34	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$8.61	$8.42	$9.42	$9.52	$9.43

From Investment Operations:
Net investment income	0.16	0.10	0.09	0.10	0.16
Net realized and unrealized (loss) gain on investments	(0.08)	0.19	(1.00)	(0.10)	0.09
Total from investment operations	0.08	0.29	(0.91)	—	0.25

Less Distributions:
Distributions from net investment income	(0.16)	(0.10)	(0.09)	(0.10)	(0.16)
Total distributions	(0.16)	(0.10)	(0.09)	(0.10)	(0.16)

Net Asset Value, End of Year	$8.53	$8.61	$8.42	$9.42	$9.52
Total Return[1]	0.97%	3.49%	(9.66)%	0.03%	2.70%

Ratios and Supplemental Data:
Net assets, end of year (000)	$130	$132	$139	$153	$333
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.19%[2]	2.11%[3]	2.04%	1.95%	1.96%
After expense waiver or recoupment	1.77%[2]	1.77%[3]	1.77%	1.75%	1.75%
Ratio of net investment income to average net assets	1.89%	1.19%	1.06%	1.11%	1.71%
Portfolio turnover rate	4%	24%	—%	11%	18%

[1]	Calculation does not reflect contingent deferred sales charge.
[2]	Includes interest expense of 0.01%.
[3]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

35

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Year Ended December 31				For the Period Ended December 31,
	2024	2023	2022	2021	2020[1]

Net Asset Value, Beginning of Period	$8.62	$8.42	$9.42	$9.52	$9.28

From Investment Operations:
Net investment income	0.25	0.19	0.18	0.20	0.16
Net realized and unrealized (loss) gain on investments	(0.09)	0.20	(1.00)	(0.10)	0.24
Total from investment operations	0.16	0.39	(0.82)	0.10	0.40

Less Distributions:
Distributions from net investment income	(0.25)	(0.19)	(0.18)	(0.20)	(0.16)
Total distributions	(0.25)	(0.19)	(0.18)	(0.20)	(0.16)

Net Asset Value, End of Period	$8.53	$8.62	$8.42	$9.42	$9.52
Total Return	1.87%	4.64%	(8.75)%	1.03%	4.37%[2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$9	$9	$9	$9	$9
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.19%[3]	1.11%[4]	1.04%	0.95%	0.96%[5]
After expense waiver or recoupment	0.77%[3]	0.77%[4]	0.77%	0.75%	0.75%[5]
Ratio of net investment income to average net assets	2.89%	2.19%	2.06%	2.08%	2.60%[5]
Portfolio turnover rate	4%	24%	—%	11%	18%[2]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.
[2]	Not annualized.
[3]	Includes interest expense of 0.01%.
[4]	Includes interest expense of 0.02%.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

36	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$10.09	$10.03	$12.39	$12.44	$12.21

From Investment Operations:
Net investment income	0.50	0.52	0.44	0.50	0.44
Net realized and unrealized gain (loss) on investments	0.03	0.16	(1.99)	0.06	0.26
Total from investment operations	0.53	0.68	(1.55)	0.56	0.70

Less Distributions:
Distributions from net investment income	(0.49)	(0.48)	(0.43)	(0.46)	(0.43)
Distributions from net capital gains	(0.05)	(0.14)	(0.38)	(0.15)	(0.04)
Total distributions	(0.54)	(0.62)	(0.81)	(0.61)	(0.47)

Net Asset Value, End of Year	$10.08	$10.09	$10.03	$12.39	$12.44
Total Return[1]	5.37%	6.94%	(12.69)%	4.59%	5.95%

Ratios and Supplemental Data:
Net assets, end of year (000)	$62,655	$71,325	$77,767	$119,137	$135,162
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.26%[2]	1.24%[2]	1.18%	1.14%[3]	1.15%
After expense waiver or recoupment	1.13%[2]	1.14%[2]	1.12%	1.11%[3]	1.10%
Ratio of net investment income to average net assets	4.80%	5.10%	3.83%	3.98%	3.70%
Portfolio turnover rate	—%	2%	1%	4%	20%

[1]	Calculation does not reflect sales load.
[2]	Includes interest expense of 0.03%.
[3]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

37

SPIRIT OF AMERICA INCOME FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$10.10	$10.03	$12.39	$12.45	$12.22

From Investment Operations:
Net investment income	0.42	0.44	0.35	0.40	0.36
Net realized and unrealized gain (loss) on investments	0.03	0.18	(1.98)	0.06	0.25
Total from investment operations	0.45	0.62	(1.63)	0.46	0.61

Less Distributions:
Distributions from net investment income	(0.42)	(0.41)	(0.35)	(0.37)	(0.34)
Distributions from net capital gains	(0.05)	(0.14)	(0.38)	(0.15)	(0.04)
Total distributions	(0.47)	(0.55)	(0.73)	(0.52)	(0.38)

Net Asset Value, End of Year	$10.08	$10.10	$10.03	$12.39	$12.45
Total Return[1]	4.48%	6.25%	(13.34)%	3.72%	5.18%

Ratios and Supplemental Data:
Net assets, end of year (000)	$486	$444	$398	$437	$465
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.01%[2]	1.99%[2]	1.93%	1.89%[3]	1.90%
After expense waiver or recoupment	1.88%[2]	1.89%[2]	1.87%	1.86%[3]	1.85%
Ratio of net investment income to average net assets	4.07%	4.36%	3.12%	3.23%	2.92%
Portfolio turnover rate	—%	2%	1%	4%	20%

[1]	Calculation does not reflect contingent deferred sales charge.
[2]	Includes interest expense of 0.03%.
[3]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

38	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Year Ended December 31				For the Period Ended December 31,
	2024	2023	2022	2021	2020[1]

Net Asset Value, Beginning of Period	$10.13	$10.06	$12.43	$12.48	$11.66

From Investment Operations:
Net investment income	0.52	0.54	0.46	0.53	0.31
Net realized and unrealized gain (loss) on investments	0.03	0.18	(1.99)	0.07	0.83
Total from investment operations	0.55	0.72	(1.53)	0.59	1.14

Less Distributions:
Distributions from net investment income	(0.52)	(0.51)	(0.46)	(0.50)	(0.28)
Distributions from net capital gains	(0.05)	(0.14)	(0.38)	(0.15)	(0.04)
Total distributions	(0.57)	(0.65)	(0.84)	(0.65)	(0.32)

Net Asset Value, End of Period	$10.11	$10.13	$10.06	$12.43	$12.48
Total Return	5.51%	7.30%	(12.51)%	4.83%	9.89%[2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$13	$12	$11	$13	$12
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.01%[3]	0.99%[3]	0.93%	0.89%[4]	0.90%[5]
After expense waiver or recoupment	0.88%[3]	0.89%[3]	0.87%	0.86%[4]	0.85%[5]
Ratio of net investment income to average net assets	5.05%	5.34%	4.10%	4.21%	3.80%[5]
Portfolio turnover rate	—%	2%	1%	4%	20%[2]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.
[2]	Not annualized.
[3]	Includes interest expense of 0.03%.
[4]	Includes interest expense of 0.01%.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

39

SPIRIT OF AMERICA UTILITIES FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023[1]

Net Asset Value, Beginning of Period	$17.48	$20.00

From Investment Operations:
Net investment income[2]	0.37	0.39
Net realized and unrealized gain (loss) on investments	3.49	(1.21)
Total from investment operations	3.86	(0.82)

Less Distributions:
Distributions from net investment income	(0.28)	(0.24)
Distributions from return of capital	(1.42)	(1.46)
Total distributions	(1.70)	(1.70)

Net Asset Value, End of Period	$19.64	$17.48
Total Return[3]	22.72%	(4.16)%[4]

Ratios and Supplemental Data:
Net assets, end of period (000)	$26,996	$14,449
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.90%	2.56%[5]
After expense waiver or recoupment	1.53%	1.53%[5]
Ratio of net investment income to average net assets	1.92%	2.29%[5]
Portfolio turnover rate	—%	—%[4]

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Calculation does not reflect sales load.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

40	SPIRIT OF AMERICA

SPIRIT OF AMERICA UTILITIES FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023[1]

Net Asset Value, Beginning of Period	$17.63	$20.00

From Investment Operations:
Net investment income[2]	0.23	0.29
Net realized and unrealized gain (loss) on investments	3.51	(1.25)
Total from investment operations	3.74	(0.96)

Less Distributions:
Distributions from net investment income	(0.26)	(0.20)
Distributions from return of capital	(1.29)	(1.21)
Total distributions	(1.55)	(1.41)

Net Asset Value, End of Period	$19.82	$17.63
Total Return[3]	21.78%	(4.85)%[4]

Ratios and Supplemental Data:
Net assets, end of period (000)	$12	$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.65%	4.90%[5]
After expense waiver or recoupment	2.28%	2.28%[5]
Ratio of net investment income to average net assets	1.17%	1.71%[5]
Portfolio turnover rate	—%	—%[4]

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Calculation does not reflect contingent deferred sales charge.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

41

SPIRIT OF AMERICA UTILITIES FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023[1]

Net Asset Value, Beginning of Period	$17.48	$20.00

From Investment Operations:
Net investment income[2]	0.42	0.47
Net realized and unrealized gain (loss) on investments	3.50	(1.26)
Total from investment operations	3.92	(0.79)

Less Distributions:
Distributions from net investment income	(0.29)	(0.25)
Distributions from return of capital	(1.46)	(1.48)
Total distributions	(1.75)	(1.73)

Net Asset Value, End of Period	$19.65	$17.48
Total Return	23.05%	(4.00)%[3]

Ratios and Supplemental Data:
Net assets, end of period (000)	$12	$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.67%	3.90%[4]
After expense waiver or recoupment	1.28%	1.28%[4]
Ratio of net investment income to average net assets	2.17%	2.71%[4]
Portfolio turnover rate	—%	—%[3]

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

42	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS   |   DECEMBER 31, 2024

Note 1 – Organization

Spirit of America Investment Fund, Inc. (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers 6 separate series, or mutual funds (the “Spirit of America Funds”), each with its own investment objective and strategy. This report includes the following 5 funds, each operating as a diversified fund as defined by the 1940 Act (individually, a “Fund”, or collectively, the “Funds”):

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by Spirit of America Management Corp. (the “Adviser”), who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Spirit of America Real Estate Income and Growth Fund (the “Real Estate Income and Growth Fund”) commenced operations on January 9, 1998. The Real Estate Income and Growth Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Spirit of America Large Cap Value Fund (the “Large Cap Value Fund”) commenced operations on August 1, 2002. The Large Cap Value Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market.

Spirit of American Municipal Tax Free Bond Fund (the “Municipal Tax Free Bond Fund”) commenced operations on February 29, 2008. The Municipal Tax Free Bond Fund seeks high current income that is exempt from federal income tax, including the alternative minimum tax (“AMT”), investing at least 80% of its assets in municipal bonds.

Spirit of America Income Fund (the “Income Fund”) commenced operations on December 31, 2008. The Income Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”).

Spirit of America Utilities Fund (the “Utilities Fund”) commenced operations on January 31, 2023. The Utilities Fund seeks current income and capital appreciation by investing at least 80% of its net assets plus any borrowings in a combination of securities and other assets of utility and utility related companies.

Each Fund currently offers Class A Shares, Class C Shares and Institutional Shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A Shares have a maximum sales charge on purchases of 5.25% for the Real Estate Income and Growth Fund and Large Cap Value Fund, 4.75% for the Municipal Tax Free Bond Fund and Income Fund, and 5.75% for the Utilities Fund, as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Note 2 – Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual

43

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2024

and semiannual reports to shareholders that highlight key information. Other information, including financial statements, no longer appears in a streamlined shareholder report but is available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A. Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”) has designated Spirit of America Management Corp., the Company’s investment adviser, as the Company’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Funds for which market quotations are not readily available in accordance with the Company’s Valuation Procedures.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 –	Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value each Fund’s net assets as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Real Estate Income and Growth Fund
Assets:
Common Stocks[1]	$70,570,575	$—	$—	$70,570,575
Preferred Stocks[1]	1,635,200	255,450	—	1,890,650
Total	$72,205,775	$255,450	$—	$72,461,225

Large Cap Value Fund
Assets:
Common Stocks[1]	$190,375,727	$—	$—	$190,375,727
Preferred Stocks[1]	979,250	—	—	979,250
Total	$191,354,977	$—	$—	$191,354,977

Municipal Tax Free Bond Fund
Assets:
Municipal Bonds	$—	$29,741,505	$—	$29,741,505
Money Market Funds	308,005	—	—	308,005
Total	$308,005	$29,741,505	$—	$30,049,510

44	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2024

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Income Fund
Assets:
Common Stocks[1]	$6,143,484	$—	$—	$6,143,484
Preferred Stocks[1]	11,615,160	—	—	11,615,160
Collateralized Mortgage Obligations	—	46,331	—	46,331
Corporate Bonds	—	7,026,757	347,808	7,374,565
Municipal Bonds	—	37,650,587	—	37,650,587
Total	$17,758,644	$44,723,675	$347,808	$62,830,127

Utilities Fund
Assets:
Common Stocks[1]	$26,009,556	$—	$—	$26,009,556
Preferred Stocks[1]	131,820	—	—	131,820
Money Market Funds	883,199	—	—	883,199
Total	$27,024,575	$—	$—	$27,024,575

[1]	Refer to Schedule of Investments for sector/industry classification.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, Spirit of America Management Corp. shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price

●	Price given by pricing service

●	Last quoted bid & asked price

●	Third party bid & asked price

●	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of a Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Income Fund’s significant Level 3 fair value measurements as of December 31, 2024:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value December 31, 2024	Valuation Techniques	Unobservable Input(s)	Range
Corporate Bonds	$347,808	Comparable Security Analysis	Discount for Lack of Marketability	10%[1]

[1]	Significant changes in this range would result in a significantly higher or lower fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of December 31, 2023	Amortization/ Accretion	Change in Unrealized Depreciation	Balance as of December 31, 2024
Corporate Bonds	$360,305	$(621)	$(11,876)	$347,808

45

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2024

Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date) for financial reporting purposes. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Distributions to Shareholders: The Funds intend to distribute substantially all of their net investment income and capital gains to shareholders each year. The Real Estate Income and Growth Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $0.85 per share. The Large Cap Value Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $1.40 per share. The Utilities Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31. For the Income Fund and Municipal Tax Free Bond Fund, income distributions will typically be declared daily and paid monthly. Capital gains, if any, for all of the Funds, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

The Real Estate Income and Growth Fund and Large Cap Value Fund have made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Funds intend to include the gross distributions from such REITs in their distributions to their shareholders; accordingly, a portion of the distributions paid to the Funds and subsequently distributed to shareholders may be re-characterized based on the prior calendar year’s actual reported return of capital. The final determination of the amount of each Fund’s return of capital distribution for the period will be made after the end of each calendar year.

F. Allocation of Income, Expenses, Gains and Losses. Expenses incurred by the Company that do not relate to a specific Fund of the Company are allocated to the individual Funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Real Estate Income and Growth Fund and Large Cap Value Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The Funds did not use derivatives for the fiscal year ended December 31, 2024.

46	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2024

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2024, excluding short-term investments and U.S. government obligations, were as follows:

Fund	Purchases	Sales
Real Estate Income and Growth Fund	$6,100,920	$13,892,131
Large Cap Value Fund	12,835,751	22,382,945
Municipal Tax Free Bond Fund	1,409,890	5,698,568
Income Fund	—	8,939,282
Utilities Fund	9,519,815	—

There were no purchases or sales of long-term U.S. Government Obligations during the fiscal year ended December 31, 2024.

Note 5 – Investment Management Fee and Other Transactions with Affiliates

The Adviser has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, under the terms of the Advisory Agreement with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

Fund	Fee Rate	Advisory Fees Earned
Real Estate Income and Growth Fund	0.97%	$711,425
Large Cap Value Fund	0.97%	1,753,555
Municipal Tax Free Bond Fund	0.60%	198,382
Income Fund	0.60%	410,263
Utilities Fund	0.97%	185,221

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the Municipal Tax Free Bond Fund, Income Fund and Utilities Fund (based on average daily net assets) through April 30, 2025 so that the total operating expenses will not exceed the amounts presented in the table below. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Additionally, for the fiscal year ended December 31, 2024, the Adviser waived advisory fees, as indicated:

Fund	Class A Shares	Class C Shares	Institutional Shares	Fees Recouped (Waived)
Municipal Tax Free Bond Fund	0.90%	1.75%	0.75%	$(140,209)
Income Fund	1.10%	1.85%	0.85%	(86,000)
Utilities Fund	1.53%	2.28%	1.28%	(69,476)

Any amounts waived or reimbursed by the Adviser are subject to repayment by a Fund within a period of three years after such waivers or expenses were incurred, provided the Fund is able to make such repayments and remain in compliance with the expense limitation as stated above.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

Recoverable through	Municipal Tax Free Bond Fund	Income Fund	Utilities Fund
December 31, 2025	$128,720	$57,831	$—
December 31, 2026	121,624	81,736	93,577
December 31, 2027	140,209	86,000	69,476

47

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2024

The Funds’ Class A Shares and Class C Shares have adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits each Fund’s Class A Shares and Class C Shares to pay David Lerner Associates, Inc. (the “Distributor”) an annual fee, accrued daily and paid monthly based on each Class of each Fund’s average daily net assets for the Distributor’s services and expenses in distributing shares of each Fund and providing personal services and/or maintaining shareholder accounts. For the fiscal year ended December 31, 2024, the annual fee rate and the fees paid to the Distributor under the Plan were as follows:

	Class A Shares		Class C Shares
Fund	Annual Rate	Fees Paid	Annual Rate	Fees Paid
Real Estate Income and Growth Fund	0.30%	$219,712	1.00%	$917
Large Cap Value Fund	0.30%	541,273	1.00%	3,323
Municipal Tax Free Bond Fund	0.15%	49,385	1.00%	1,318
Income Fund	0.25%	169,714	1.00%	4,794
Utilities Fund	0.25%	47,684	1.00%	107

Each Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. A CDSC of 1.00% may be imposed on redemptions of $1 million or more of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase. For the fiscal year ended December 31, 2024, sales charges received by the Distributor from each of the Funds were as follows:

Fund	Front-End Sales Charges Received by Distributor	CDSC Fees Received by Distributor
Real Estate Income and Growth Fund	$404,056	$—
Large Cap Value Fund	1,321,524	319
Municipal Tax Free Bond Fund	75,908	—
Income Fund	338,213	—
Utilities Fund	508,506	—

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $6,000, $1,500 for each Board meeting attended, $500 for each special meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to Interested Directors of the Company. For the fiscal year ended December 31, 2024, the Funds were allocated $15,187 of the Chief Compliance Officer’s salary.

An Independent Director of the Company is associated with the insurance agency utilized by the Funds. During the fiscal year ended December 31, 2024, the Funds paid such insurance agency $72,191 of insurance premiums.

Note 6 – Concentration and Other Risks

The performance of the Municipal Tax Free Bond Fund and Income Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for these Funds because they invest mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Municipal Tax Free Bond Fund and Income Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that these Funds may invest in taxable fixed income or municipal securities rated below investment grade, or unrated of similar quality (frequently called “junk bonds”).

48	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2024

The Municipal Tax Free Bond Fund and Income Fund may be affected by credit risk of lower grade securities, which is the possibility that junk bonds may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade taxable fixed income or municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Funds’ ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, a Fund may lose its entire investment in those securities.

The Real Estate Income and Growth Fund invests primarily in real estate related securities. A fund that concentrates its investments among fewer sectors is subject to greater risk of loss than a fund that has more sector diversification. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

The Large Cap Value Fund and Utilities Fund may, at times, concentrate their investments in a particular sector, such as technology or utilities, if the Adviser believes stocks in that particular sector are performing more favorably. If the Funds invest a significant portion of their total assets in certain sectors, their investment portfolios will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Other risks to the Funds may include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange-traded funds risk. The Funds’ prospectus contains more information regarding these risks and other risks related to the Funds as well as other information about the Funds, and should be read carefully before investing.

Note 7 – Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’

49

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2024

restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At December 31, 2024, the Income Fund held illiquid restricted securities representing 3% of net assets, as listed below:

Issuer Description Corporate Bonds	Acquisition Date	Principal Amount	Cost	Value
Exelon Generation Co. LLC, 5.60%, 6/15/2042	7/12/2012	$400,000	$417,241	$347,808
MetLife Inc., 9.25%, 4/8/2038	6/4/2013	1,500,000	2,095,955	1,766,011

Note 8 – Federal Income Taxes

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of December 31, 2024, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)[1]	Cost Basis of Investments
Real Estate Income and Growth Fund	$17,543,720	$(3,699,093)	$13,844,627	$58,616,598
Large Cap Value Fund	113,094,093	(866,789)	112,227,304	79,127,673
Municipal Tax Free Bond Fund	84,147	(608,963)	(524,816)	30,573,326
Income Fund	3,211,478	(6,429,678)	(3,218,200)	66,048,327
Utilities Fund	3,359,422	(721,554)	2,637,868	24,386,707

[1]	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) is primarily due to wash sales, tax treatment of Trust Preferred securities and partnership investments.

The tax character of distributions paid by each of the Funds for the fiscal year ended December 31, 2024, was as follows:

Fund	Ordinary Income	Tax-Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Real Estate Income and Growth Fund	$1,212,212	$—	$3,857,665	$1,565,300	$6,635,177
Large Cap Value Fund	—	—	10,700,661	1,243,554	11,944,215
Municipal Tax Free Bond Fund	10,248	893,741	—	—	903,989
Income Fund	3,261,852	—	325,042	—	3,586,894
Utilities Fund	313,567	—	—	1,589,712	1,903,279

50	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2024

The tax character of distributions paid by each of the Funds for the fiscal year ended December 31, 2023, was as follows:

Fund	Ordinary Income	Tax-Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Real Estate Income and Growth Fund	$1,450,009	$—	$4,825,077	$931,097	$7,206,183
Large Cap Value Fund	608,958	—	4,988,769	2,097,945	7,695,672
Municipal Tax Free Bond Fund	9,342	723,032	—	—	732,374
Income Fund	3,558,133	—	965,596	—	4,523,729
Utilities Fund	169,538	—	—	1,010,106	1,179,644

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

At December 31, 2024, the components of accumulated distributable earnings for each Fund on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Real Estate Income and Growth Fund	$—	$—	$—	$—	$13,844,627	$13,844,627
Large Cap Value Fund	—	—	2,243,162	—	112,227,304	114,470,466
Municipal Tax Free Bond Fund	3	—	—	(10,116,469)	(523,816)	(10,640,282)
Income Fund	—	51,888	24,945	—	(3,218,200)	(3,141,367)
Utilities Fund	—	—	—	(1)	2,637,868	2,637,867

At December 31, 2024, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-Term	Long-Term	Total
Municipal Tax Free Bond Fund	$2,785,908	$7,330,561	$10,116,469
Utilities Fund	1	—	1

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 9 – Reclassification

Permanent differences, incurred during the fiscal year ended December 31, 2024, resulting from differences in book and tax accounting have been reclassified at year end to accumulated earnings (deficit) and paid-in capital as follows:

Fund	Accumulated Earnings (Deficit)	Paid-In Capital
Real Estate Income and Growth Fund	$13,266	$(13,266)
Large Cap Value Fund	(1,784,793)	1,784,793
Utilities Fund	(15,681)	15,681

51

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2024

Note 10 – Line of Credit

The Company participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Funds’ investments, expiring on May 14, 2025. Borrowings under this agreement bear interest at the 1-Month Secured Overnight Financing Rate plus 1.625%. Maximum borrowings for the Company is the lesser of $5,000,000 or 10% of the Spirit of America Funds’ daily market value. At December 31, 2024, Real Estate Income and Growth Fund, Large Cap Value Fund and Income Fund had outstanding borrowings of $280,423, $1,107,792 and $483,561, respectively. During the fiscal year ended December 31, 2024, each Fund’s borrowing activity was as follows:

	Real Estate Income and Growth Fund	Large Cap Value Fund	Municipal Tax Free Bond Fund	Income Fund	Utilities Fund
Total bank line of credit as of December 31, 2024	$4,719,577	$3,892,208	$3,035,520	$4,516,439	$2,701,963
Average borrowings during period	$87,355	$183,155	$39,062	$68,821	$—
Number of days outstanding[1]	50	74	51	109	—
Average interest rate during period	6.856%	6.722%	6.803%	6.920%	—
Highest balance drawn during period	$394,967	$1,107,792	$293,485	$377,986	$—
Highest balance interest rate	6.983%	6.983%	6.983%	6.983%	6.983%
Interest expense incurred	$4,278	$12,656	$4,222	$20,799	$—
Interest rate at December 31, 2024	6.000%	6.000%	6.000%	6.000%	6.000%

[1]	Number of days outstanding represents the total days during the fiscal year ended December 31, 2024 each Fund utilized the Line of Credit.

Note 11 – Commitments and Contingencies

The Company indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Company or the Funds. Additionally, in the normal course of business, the Company enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.

Note 12 – Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no additional items requiring additional disclosure.

Tax Information (Unaudited)

All designations are based on financial information available as of the date of this report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Fund	Qualified Dividend Income	Dividends Received Deduction	Qualified Business Income	Long-Term Capital Gain Dividends	Tax-Exempt Distributions
Real Estate Income and Growth Fund	10.27%	11.84%	89.73%	$3,857,665	$—
Large Cap Value Fund	0.00%	0.00%	0.00%	12,606,821	—
Municipal Tax Free Bond Fund	0.00%	0.00%	0.00%	—	893,741
Income Fund	20.61%	27.77%	0.00%	325,042	—
Utilities Fund	100.00%	100.00%	0.00%	—	—

52	SPIRIT OF AMERICA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Spirit of America Investment Fund, Inc.

Syosset, New York

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Spirit of America Real Estate Income & Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America Municipal Tax Free Bond Fund, Spirit of America Income Fund, and Spirit of America Utilities Fund (the “Funds”), a series of shares of beneficial interest in Spirit of America Investment Fund, Inc., including the schedule of investments, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Spirit of America Investment Fund, Inc.	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights

Spirit of America Real Estate Income & Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America Municipal Tax Free Bond Fund, Spirit of America Income Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the five years in the period ended December 31, 2024

Spirit of America Utilities Fund	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period January 31, 2023 (commencement of operations) to December 31, 2023	For the year ended December 31, 2024 and the period January 31, 2023 (commencement of operations) to December 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Funds’ auditor since 1998.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

53

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONT.)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 28, 2025

54	SPIRIT OF AMERICA

ADDITIONAL INFORMATION   |   DECEMBER 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

55

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56	SPIRIT OF AMERICA

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57

Proxy Voting Information

The Funds’ Statement of Additional Information containing a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds’ proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Disclosure

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Funds’ website at www.soafunds.com.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered

Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, PA 19102-2529

Counsel

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

For additional information about the Funds, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2024 Spirit of America

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Spirit of America Funds, Inc.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	3/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	3/6/2025

By	/s/ Alan P. Chodosh
Alan P. Chodosh Principal Financial Officer

Date	3/6/2025